FS Credit Income Fund

Unaudited Schedule of Investments

As of July 31, 2022

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—First Lien—18.8%
ACProducts, Inc., L+425, 0.5% Floor, 5/17/28	(d) (e)	Building Materials	$2,901	$2,750	$2,098
AHP Health Partners, Inc., L+350, 0.5% Floor, 8/24/28	(d)	Healthcare-Services	1,295	1,289	1,226
American Tire Distributors Holdings, Inc., L+625, 0.8% Floor, 10/20/28	(d)	Distribution/Wholesale	612	605	581
AP Core Holdings II, LLC, L+550, 0.8% Floor, 9/1/27	(d)	Media Entertainment	2,044	2,036	1,935
Bausch & Lomb, Inc., S+325, 0.5% Floor, 5/10/27	(d)	Healthcare-Services	2,175	2,117	2,068
Bausch Health Companies, Inc., S+525, 0.5% Floor, 1/27/27	(d) (e)	Pharmaceuticals	3,054	2,824	2,579
Chinos Intermediate Holdings A, Inc., L+800, 1.0% Floor, 9/10/27	(d)	Specialty Apparel Stores	2,001	2,117	1,916
Clydesdale Acquisition Holdings, Inc., S+425, 4/13/29	(d)	Packaging & Containers	1,910	1,864	1,840
Diamond Sports Group, LLC, S+800, 1.0% Floor, 5/25/26	(d)	Media Entertainment	819	837	780
Digicel International Finance Limited, L+325, 5/27/24	(d)	Telecommunications	1,755	1,609	1,601
DirecTV Financing LLC, L+500, 0.8% Floor, 8/2/27	(d)	Media Entertainment	698	700	662
East Valley Tourist Development Authority, L+750, 1.0% Floor, 11/23/26	(d) (f)	Media Entertainment	6,185	6,095	6,092
Endure Digital, Inc., L+325, 2/10/26	(d) (e)	Internet	1,060	922	885
Endure Digital, Inc., L+350, 0.8% Floor, 2/10/28	(d)	Internet	1,094	1,005	1,008
Gordian Medical, Inc., L+625, 0.8% Floor, 1/31/27	(d)	Healthcare-Services	793	780	685
Hexion Holdings Corp., S+450, 0.5% Floor, 3/15/29	(d)	Chemicals	3,790	3,650	3,393
Houghton Mifflin Harcourt Publishing Co., S+525, 0.5% Floor, 4/9/29	(d)	Media Entertainment	6,420	6,234	6,046
Jack Ohio Finance LLC, L+475, 0.8% Floor, 10/4/28	(d)	Lodging	1,298	1,295	1,247
LBM Acquisition, LLC, L+375, 0.8% Floor, 12/17/27	(d)	Retail	692	685	597
Lightstone Holdco, LLC, S+575, 1.0% Floor, 2/1/27	(d) (e)	Electric	2,852	2,386	2,549
Lightstone Holdco, LLC, S+575, 1.0% Floor, 2/1/27	(d) (e)	Electric	159	132	142
LogMeIn, Inc., L+475, 8/31/27	(d)	Telecommunications	330	323	254
LSF11 Skyscraper Holdco S.a r.l., E+700, 3.5% PIK, 9/29/28	(d)	Leisure Time	€420	471	427
Magenta Buyer LLC, L+475, 0.8% Floor, 7/27/28	(d) (e)	Computers	$2,320	2,178	2,212
Mattress Firm, Inc., L+425, 0.8% Floor, 9/25/28	(d)	Home Furnishings	2,607	2,583	2,234
Mercury Financial Credit Card Master Trust, L+650, 9/30/23	(d) (g)	Diversified Financial Services	1,563	1,563	1,563
Mercury Financial Credit Card Master Trust, L+650, 9/30/23	(d)	Diversified Financial Services	3,718	3,718	3,665
NCL Corp. Ltd., L+175, 1/2/24	(d)	Leisure Time	2,373	2,284	2,228
NCL Corp. Ltd., L+200, 1/2/24	(d)	Leisure Time	833	805	782
NCL Corp. Ltd., L+200, 1/2/24	(d)	Leisure Time	1,869	1,779	1,719
NCL Corp. Ltd., L+250, 1/2/24	(d)	Leisure Time	81	78	76
OLA Singapore PTE, Ltd., S+625, 0.8% Floor, 12/15/26	(d)	Transportation	960	943	832
Optiv Security, Inc., L+325, 1.0% Floor, 2/1/24	(d)	Computers	100	95	96
Pacira BioSciences, Inc., L+700, 0.8% Floor, 12/7/26	(d)	Pharmaceuticals	712	693	697
PMHC II, Inc., S+425, 0.5% Floor, 4/23/29	(d)	Chemicals	2,365	2,304	2,055
Pug, LLC, E+350, 2/12/27	(d)	Internet	€380	329	346
Quorum Health Corp., L+825, 1.0% Floor, 4/29/25	(d)	Healthcare-Services	$1,059	1,049	691
Riverbed Technology, Inc., L+600, 2.0% PIK, 1.0% Floor, 12/7/26	(d)	Software	514	505	245
Royal Caribbean Cruises Ltd., L+130, 4/5/24	(d) (e) (g)	Leisure Time	156	156	156
Royal Caribbean Cruises Ltd., L+130, 4/5/24	(d) (e)	Leisure Time	6,429	5,877	5,837
Speed Midco 3 S.a r.l., E+700, 5/16/29	(d) (f)	Services	€3,920	4,138	3,914
Springs Windows Fashions, LLC, L+400, 0.8% Floor, 10/6/28	(d)	Housewares	$2,379	2,194	1,998
SVF II Finco Cayman L.P., (fixed, converts to FRN on 12/22/23), 5.0% Floor, 12/22/23	(d) (f)	Diversified Financial Services	3,697	3,700	3,649
Talen Energy Supply, LLC, S+475, 0.8% Floor, 11/13/23	(d) (l)	Electric	3,320	3,278	3,310
Talen Energy Supply, LLC, L+375, 7/8/26	(d) (l)	Electric	300	275	287
Think & Learn Private Ltd., L+550, 0.8% Floor, 11/24/26	(d)	Software	1,908	1,883	1,613
Thryv, Inc., L+850, 1.0% Floor, 3/1/26	(d)	Advertising	4,441	4,319	4,367

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2022

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
TopGolf International, Inc., L+625, 0.8% Floor, 2/9/26	(d)	Leisure Time	$1,820	$1,819	$1,803
Torrid LLC, L+550, 0.8% Floor, 6/14/28	(d)	Retail	2,671	2,651	2,537
US Radiology Specialists, Inc., L+525, 0.5% Floor, 12/15/27	(d)	Healthcare-Services	706	695	665
Verscend Holding Corp., L+400, 8/27/25	(d)	Commercial Services	677	673	660
W.R. Grace Holdings LLC, L+375, 0.5% Floor, 9/22/28	(d)	Chemicals	1,464	1,448	1,411
Washington Prime Group, L.P., L+600, 0.8% Floor, 10/20/25	(d) (e)	Real Estate Investment Trusts	1,289	1,302	1,262
Total Senior Secured Loans—First Lien				98,040	93,521
Unfunded Loan Commitments				(1,719)	(1,719)
Total Senior Secured Loans—First Lien				96,321	91,802

Senior Secured Loans—Second Lien—1.5%
Hexion Holdings Corp., S+744, 0.5% Floor, 3/15/30	(d)	Chemicals	2,490	2,424	2,179
Magenta Buyer LLC, L+825, 0.8% Floor, 7/27/29	(d)	Computers	1,110	1,099	1,055
Omni Intermediate Holdings, LLC, L+900, 1.0% Floor, 12/30/27	(d) (f)	Transportation Services	1,711	1,660	1,660
Optiv Security, Inc., L+725, 1.0% Floor, 1/31/25	(d)	Computers	400	392	379
Verscend Holding Corp., L+700, 0.5% Floor, 4/2/29	(d)	Commercial Services	1,030	1,012	994
Vision Solutions, Inc., L+725, 0.8% Floor, 4/23/29	(d)	Computers	1,397	1,385	1,241
Total Senior Secured Loans—Second Lien				7,972	7,508

Senior Secured Bonds—18.9%
1011778 BC ULC / New Red Finance, Inc., 3.9%, 1/15/28	(h) (i)	Retail	1,363	1,278	1,263
Academy Ltd., 6.0%, 11/15/27	(h) (i)	Retail	5,453	5,042	5,064
Advantage Sales & Marketing, Inc., 6.5%, 11/15/28	(h) (i) (j)	Advertising	2,733	2,630	2,493
Altice France SA, 5.1%, 1/15/29	(h) (i)	Telecommunications	573	446	486
Altice France SA, 5.1%, 7/15/29	(h) (i)	Telecommunications	1,693	1,307	1,451
Altice France SA, 5.5%, 1/15/28	(h) (i)	Telecommunications	451	366	399
Altice France SA, 5.5%, 10/15/29	(h) (i)	Telecommunications	994	802	856
Arconic Corp., 6.1%, 2/15/28	(h) (i)	Mining	3,574	3,687	3,581
Builders FirstSource, Inc., 5.0%, 3/1/30	(h) (i)	Building Materials	671	608	623
Carnival Corp., 9.9%, 8/1/27	(h) (i)	Leisure Time	957	975	993
Cheniere Energy, Inc., 4.6%, 10/15/28	(i)	Pipelines	1,113	1,051	1,085
CHS/Community Health Systems, Inc., 4.8%, 2/15/31	(h) (i)	Healthcare-Services	466	463	376
CHS/Community Health Systems, Inc., 5.3%, 5/15/30	(h) (i)	Healthcare-Services	1,466	1,333	1,235
CHS/Community Health Systems, Inc., 5.6%, 3/15/27	(h) (i)	Healthcare-Services	465	481	415
Clydesdale Acquisition Holdings, Inc., 6.6%, 4/15/29	(h) (i)	Packaging & Containers	1,001	1,001	1,012
Coronado Finance Proprietary Ltd., 10.8%, 5/15/26	(h) (i)	Coal	543	484	566
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.8%, 1/15/29	(h) (i)	Cosmetics/Personal Care	2,514	2,329	2,286
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.8%, 5/25/24	(h) (i)	Telecommunications	3,168	3,169	2,967
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.9%, 8/15/27	(h) (i)	Media Entertainment	5,034	4,480	4,699
DISH DBS Corp., 5.3%, 12/1/26	(h) (i)	Media Entertainment	784	670	680
DISH DBS Corp., 5.8%, 12/1/28	(h) (i)	Media Entertainment	2,996	2,816	2,436
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC, 7.5%, 5/1/25	(h) (i)	Textiles	1,559	1,482	1,107
EC Finance Plc, 3.0%, 10/15/26	(e) (i)	Commercial Services	€1,332	1,268	1,258
Endo Luxembourg Finance Co. I S.a.r.l. / Endo US, Inc., 6.1%, 4/1/29	(h) (i)	Pharmaceuticals	$3,128	3,081	2,519
Frontier Communications Corp., 6.8%, 5/1/29	(h) (i)	Telecommunications	2,188	2,184	1,953
Frontier Communications Holdings LLC, 8.8%, 5/15/30	(h) (i)	Telecommunications	4,171	4,172	4,436
Frontier Southwest, Inc., 8.5%, 11/15/31	(i)	Telecommunications	308	315	314
Gamma Bidco SpA, 5.1%, 7/15/25	(i)	Entertainment	€1,005	1,155	949
Gamma Bondco Sarl, PIK, 8.1%, 11/15/26	(i)	Entertainment	2,005	2,319	1,762
GrafTech Finance, Inc., 4.6%, 12/15/28	(h) (i)	Machinery-Diversified	$575	587	500

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2022

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)		Amortized Cost	Fair Value(c)
IMA Industria Macchine Automatiche SpA, 3.8%, 1/15/28	(i)	Hand/Machine Tools		€1,135	$1,226	$953
Jazz Securities DAC, 4.4%, 1/15/29	(h) (i)	Pharmaceuticals		$953	877	920
Jerrold Finco Plc, 4.9%, 1/15/26	(i)	Diversified Financial Services		£321	395	338
Jerrold Finco Plc, 5.3%, 1/15/27	(i)	Diversified Financial Services		880	1,233	908
LCPR Senior Secured Financing DAC, 5.1%, 7/15/29	(h) (i)	Media Entertainment		$2,898	2,864	2,549
NCL Corp. Ltd., 5.9%, 2/15/27	(h) (i)	Leisure Time		212	185	195
NESCO Holdings II, Inc., 5.5%, 4/15/29	(h) (i)	Commercial Services		3,070	2,903	2,670
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.1%, 4/1/26	(h) (i) (j)	Retail		6,706	6,680	6,570
Organon & Co. / Organon Foreign Debt Co-Issuer B.V., 2.9%, 4/30/28	(i)	Pharmaceuticals		€413	395	386
Par Pharmaceutical, Inc., 7.5%, 4/1/27	(h) (i)	Pharmaceuticals		$1,377	1,450	1,113
Petsmart, Inc. / Petsmart FI Co., 4.8%, 2/15/28	(h) (i)	Retail		1,306	1,147	1,243
SeaWorld Parks & Entertainment, Inc., 5.3%, 8/15/29	(h) (i)	Entertainment		3,500	3,028	3,143
Shelf Drilling Holdings Ltd., 8.9%, 11/15/24	(h) (i)	Oil & Gas		3,700	3,653	3,654
Solocal Group, 8.0%, 3/15/25 (3 mo. EURIBOR+7.0%)	(i) (k)	Internet		€109	120	92
Solocal Group, Series 8Y, 8.0%, 3/15/25 (3 mo. EURIBOR+7.0%)	(i) (k)	Internet		409	382	345
Talen Energy Supply LLC, 6.6%, 1/15/28	(h) (i) (l) (m)	Electric		$2,969	2,746	2,902
Tenet Healthcare Corp., 6.3%, 2/1/27	(h) (i)	Healthcare-Services		1,228	1,181	1,244
Valaris, Ltd., Series 1145, PIK, 8.3%, 4/30/28	(i)	Oil & Gas		5,682	5,740	5,592
Valaris, Ltd., PIK, 8.3%, 4/30/28	(h) (i)	Oil & Gas		353	353	347
Vantage Drilling Intl, 9.3%, 11/15/23	(h) (i)	Oil & Gas		2,330	2,312	2,296
Verisure Holding AB, 3.3%, 2/15/27	(i)	Commercial Services		€975	909	877
Virgin Media Secured Finance Plc, 5.5%, 5/15/29	(h) (i)	Media Entertainment		$1,545	1,504	1,471
Vmed O2 UK Financing I Plc, 3.3%, 1/31/31	(i)	Telecommunications		€2,364	2,647	2,073
VOC Escrow Ltd., 5.0%, 2/15/28	(h) (i)	Leisure Time		$113	92	100
VZ Secured Financing B.V., 5.0%, 1/15/32	(h) (i)	Media Entertainment		1,045	923	934
Total Senior Secured Bonds					96,926	92,679

Unsecured Bonds—48.4%
Accor SA, 2.4%, 11/29/28	(i)	Lodging		€1,200	1,027	1,044
AdaptHealth LLC, 5.1%, 3/1/30	(h) (i)	Pharmaceuticals		$1,742	1,763	1,600
AG Merger Sub II, Inc., 10.8%, 8/1/27	(h) (i)	Diversified Financial Services		3,177	3,429	3,225
Ahead DB Holdings LLC, 6.6%, 5/1/28	(h) (i)	Computers		1,033	1,011	956
AHP Health Partners, Inc., 5.8%, 7/15/29	(h) (i)	Healthcare-Services		2,908	2,706	2,165
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.6%, 1/15/27	(h) (i)	Food		1,903	1,827	1,801
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.9%, 2/15/28	(h) (i)	Food		596	551	579
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 7.5%, 3/15/26	(h) (i)	Food		1,277	1,363	1,320
Alpha Services and Holdings SA, 5.5%, 6/11/31 (fixed, converts to FRN on 3/11/26)	(i) (k)	Banks		€905	1,077	740
American Greetings Corp., 8.8%, 4/15/25	(h) (i)	Housewares		$2,502	2,448	2,415
Antero Resources Corp., 5.4%, 3/1/30	(h) (i)	Oil & Gas		2,165	2,182	2,130
Antero Resources Corp., 7.6%, 2/1/29	(h) (i)	Oil & Gas		185	203	195
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance Plc, 3.0%, 9/1/29	(i)	Packaging & Containers		€2,161	1,766	1,821
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance Plc, 4.0%, 9/1/29	(h) (i)	Packaging & Containers		$802	672	691
Aretec Escrow Issuer, Inc., 7.5%, 4/1/29	(h) (i)	Diversified Financial Services		997	1,025	884
Aryzta AG, 5.9% 10/25/22 (SARON+6.0%)	(i) (k) (n)	Food	CHF	730	931	687
Avient Corp., 7.1%, 8/1/30	(e) (h)	Chemicals		$1,237	1,237	1,277

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2022

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Banco Bilbao Vizcaya Argentaria SA, 6.0% 1/15/26 (fixed, converts to FRN on 1/15/26)	(i) (k) (n)	Banks	€800	$959	$786
Bausch Health Companies, Inc., 5.0%, 2/15/29	(h) (i)	Pharmaceuticals	$400	400	204
Bausch Health Companies, Inc., 6.3%, 2/15/29	(h) (i)	Pharmaceuticals	298	283	160
Bausch Health Companies, Inc., 7.0%, 1/15/28	(h) (i)	Pharmaceuticals	1,163	1,199	647
Bausch Health Companies, Inc., 7.3%, 5/30/29	(h) (i)	Pharmaceuticals	298	326	163
BellRing Brands, Inc., 7.0%, 3/15/30	(h) (i) (j)	Pharmaceuticals	4,329	4,329	4,193
Bombardier, Inc., 6.0%, 2/15/28	(h) (i)	Aerospace/Defense	1,515	1,515	1,311
Bombardier, Inc., 7.9%, 4/15/27	(h) (i)	Aerospace/Defense	2,310	2,233	2,145
Boyd Gaming Corp., 4.8%, 6/15/31	(h) (i)	Lodging	1,823	1,762	1,682
Bracken MidCo1 Plc, PIK, 6.8%, 11/1/27	(h) (i)	Diversified Financial Services	£1,116	1,543	1,162
Builders FirstSource, Inc., 6.4%, 6/15/32	(h) (i)	Building Materials	$1,326	1,326	1,323
Burford Capital Finance LLC, 6.1%, 8/12/25	(i)	Diversified Financial Services	504	490	474
California Resources Corp., 7.1%, 2/1/26	(h) (i)	Oil & Gas	3,954	4,017	3,948
Callon Petroleum Co., 7.5%, 6/15/30	(h) (i)	Oil & Gas	627	627	602
Cano Health LLC, 6.3%, 10/1/28	(h) (i)	Healthcare-Services	2,028	1,951	1,821
Carnival Corp., 6.0%, 5/1/29	(h) (i)	Leisure Time	1,090	993	842
Carnival Corp., 10.5%, 6/1/30	(h) (i)	Leisure Time	2,738	2,738	2,443
CCO Holdings LLC / CCO Holdings Capital Corp., 5.4%, 6/1/29	(h) (i)	Media Entertainment	2,771	2,536	2,646
CDI Escrow Issuer, Inc., 5.8%, 4/1/30	(h) (i)	Entertainment	655	648	641
Centene Corp., 3.4%, 2/15/30	(i)	Healthcare-Services	1,091	937	993
Centene Corp., 4.6%, 12/15/29	(i)	Healthcare-Services	782	748	773
Chemours Co., 5.8%, 11/15/28	(h) (i)	Chemicals	1,386	1,299	1,324
Chesapeake Energy Corp., 5.9%, 2/1/29	(h) (i)	Oil & Gas	1,532	1,631	1,541
Churchill Downs, Inc., 4.8%, 1/15/28	(h) (i)	Entertainment	713	719	677
Colt Merger Sub, Inc., 8.1%, 7/1/27	(h) (i)	Entertainment	771	795	772
Coty, Inc., 6.5%, 4/15/26	(h) (i) (j)	Cosmetics/Personal Care	3,822	3,837	3,748
CSC Holdings LLC, 6.5%, 2/1/29	(h) (i) (j)	Media Entertainment	3,522	3,574	3,410
DaVita, Inc., 4.6%, 6/1/30	(h) (i)	Healthcare-Services	3,175	2,724	2,610
Deutsche Bank AG, 3.7%, 1/14/32 (fixed, converts to FRN on 10/14/30)	(i) (k)	Banks	845	641	659
Dick's Sporting Goods, Inc., 4.1%, 1/15/52	(i)	Retail	1,670	1,083	1,167
DT Midstream, Inc., 4.1%, 6/15/29	(h) (i)	Pipelines	599	602	556
DT Midstream, Inc., 4.4%, 6/15/31	(h) (i)	Pipelines	963	977	866
Dufry One B.V., 2.0%, 2/15/27	(i)	Retail	€185	212	160
Dufry One B.V., 3.4%, 4/15/28	(i)	Retail	4,555	4,853	4,009
Earthstone Energy Holdings LLC, 8.0%, 4/15/27	(h) (i)	Oil & Gas	$4,485	4,476	4,298
Endurance Acquisition Merger Sub, 6.0%, 2/15/29	(h) (i)	Internet	1,702	1,445	1,248
EnLink Midstream LLC, 5.4%, 6/1/29	(i)	Pipelines	785	732	747
EnLink Midstream LLC, 5.6%, 1/15/28	(h) (i)	Pipelines	172	172	167
EnLink Midstream Partners LP, 5.1%, 4/1/45	(i)	Pipelines	274	191	202
EnLink Midstream Partners LP, 5.6%, 4/1/44	(i)	Pipelines	208	155	162
Entegris Escrow Corp., 6.0%, 6/15/30	(h) (i)	Semiconductors	1,616	1,469	1,606
Eurobank SA, 2.3%, 3/14/28 (fixed, converts to FRN on 3/14/27)	(i) (k)	Banks	€1,065	1,163	884
FMG Resources August 2006 Pty Ltd., 4.4%, 4/1/31	(h) (i)	Mining	$1,568	1,346	1,364
FMG Resources August 2006 Pty Ltd., 5.9%, 4/15/30	(h) (i)	Mining	1,709	1,601	1,633
FMG Resources August 2006 Pty Ltd., 6.1%, 4/15/32	(h) (i)	Mining	836	803	797
Ford Motor Credit Co. LLC, 3.4%, 11/17/23	(i)	Auto Manufacturers	1,300	1,276	1,275
Ford Motor Credit Co. LLC, 4.3%, 1/9/27	(i)	Auto Manufacturers	222	233	213
Ford Motor Credit Co. LLC, 4.5%, 8/1/26	(i)	Auto Manufacturers	200	192	195
Ford Motor Credit Co. LLC, 5.1%, 5/3/29	(i)	Auto Manufacturers	1,328	1,364	1,293
Frontier Florida LLC, Series E, 6.9%, 2/1/28	(i)	Telecommunications	1,632	1,543	1,555
Frontier North, Inc., Series G, 6.7%, 2/15/28	(i)	Telecommunications	5,029	4,820	4,807

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2022

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Gates Global LLC / Gates Corp., 6.3%, 1/15/26	(h) (i)	Miscellaneous Manufacturing	$969	$1,001	$948
Global Aircraft Leasing Co. Ltd., PIK, 6.5%, 9/15/24	(h) (i)	Diversified Financial Services	1,346	1,259	1,040
Granite US Holdings Corp., 11.0%, 10/1/27	(h) (i)	Machinery-Diversified	1,417	1,541	1,321
Grifols Escrow Issuer SA, 3.9%, 10/15/28	(i)	Biotechnology	€1,409	1,226	1,258
Hess Midstream Operations LP, 4.3%, 2/15/30	(h) (i)	Pipelines	$946	887	844
Hess Midstream Operations LP, 5.1%, 6/15/28	(h) (i)	Pipelines	892	862	871
Hilton Domestic Operating Co., Inc., 5.8%, 5/1/28	(h) (i)	Lodging	1,246	1,278	1,255
Hilton Grand Vacations Borrower Escrow LLC, 5.0%, 6/1/29	(h) (i)	Lodging	1,062	880	942
Intesa Sanpaolo SpA, 4.2%, 6/1/32 (fixed, converts to FRN on 6/1/31)	(h) (i) (k)	Banks	1,260	960	964
L Brands, Inc., 6.9%, 11/1/35	(i)	Retail	2,641	2,322	2,427
Laredo Petroleum, Inc., 7.8%, 7/31/29	(h) (i)	Oil & Gas	3,476	3,330	3,307
Laredo Petroleum, Inc., 9.5%, 1/15/25	(i)	Oil & Gas	856	885	878
Laredo Petroleum, Inc., 10.1%, 1/15/28	(i)	Oil & Gas	153	160	156
LifePoint Health, Inc., 5.4%, 1/15/29	(h) (i)	Healthcare-Services	3,588	3,303	2,777
Lloyds Banking Group Plc, 6.8% 6/27/26 (fixed, converts to FRN on 6/27/26)	(i) (k) (n)	Banks	631	655	621
Macy's Retail Holdings LLC, 5.9%, 3/15/30	(h) (i)	Retail	2,232	2,208	1,917
Macy's Retail Holdings LLC, 6.1%, 3/15/32	(h) (i)	Retail	2,540	2,468	2,139
Macy's Retail Holdings, Inc., 4.3%, 2/15/43	(i)	Retail	264	224	164
Macy's Retail Holdings, Inc., 5.1%, 1/15/42	(i)	Retail	295	279	202
Marriott Ownership Resorts, Inc., 4.8%, 1/15/28	(i)	Lodging	880	882	799
Mednax, Inc., 5.4%, 2/15/30	(h) (i)	Healthcare-Services	1,720	1,563	1,589
Methanex Corp., 5.3%, 12/15/29	(i)	Chemicals	2,032	1,901	1,796
Methanex Corp., 5.7%, 12/1/44	(i)	Chemicals	1,429	1,032	1,050
MGM Resorts International, 4.8%, 10/15/28	(i)	Lodging	1,725	1,620	1,565
MGM Resorts International, 5.5%, 4/15/27	(i)	Lodging	387	399	376
MGM Resorts International, 6.0%, 3/15/23	(i)	Lodging	324	329	327
Mineral Resources Ltd., 8.0%, 11/1/27	(h) (i)	Iron/Steel	957	956	973
Mineral Resources Ltd., 8.5%, 5/1/30	(h) (i)	Iron/Steel	1,098	1,098	1,114
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/26	(h) (i)	Oil & Gas	640	594	584
Moss Creek Resources Holdings, Inc., 10.5%, 5/15/27	(h) (i)	Oil & Gas	628	614	606
Nabors Industries, Inc., 7.4%, 5/15/27	(h) (i)	Oil & Gas	775	769	769
Natural Resource Partners LP/NRP Finance Corp., 9.1%, 6/30/25	(h) (i)	Coal	450	437	460
NCL Corp. Ltd., 5.9%, 3/15/26	(h) (i)	Leisure Time	4,832	4,574	3,955
NCR Corp., 5.0%, 10/1/28	(h) (i)	Computers	172	162	164
NCR Corp., 5.1%, 4/15/29	(h) (i)	Computers	848	785	816
Netflix, Inc., 3.6%, 6/15/30	(i)	Internet	€1,757	1,609	1,706
Netflix, Inc., 3.9%, 11/15/29	(i)	Internet	486	460	484
Netflix, Inc., 4.6%, 5/15/29	(i)	Internet	859	852	902
News Corp., 3.9%, 5/15/29	(h) (i)	Media Entertainment	$1,343	1,352	1,242
Nexstar Media, Inc., 4.8%, 11/1/28	(h) (i)	Media Entertainment	1,337	1,195	1,249
NOVA Chemicals Corp., 4.3%, 5/15/29	(h) (i)	Chemicals	1,044	879	908
NOVA Chemicals Corp., 5.3%, 6/1/27	(h) (i)	Chemicals	776	783	746
NRG Energy, Inc., 5.3%, 6/15/29	(h) (i)	Electric	1,033	1,020	970
NRG Energy, Inc., 5.8%, 1/15/28	(i)	Electric	570	588	551
Occidental Petroleum Corp., 6.1%, 1/1/31	(i)	Oil & Gas	1,448	1,612	1,554
Occidental Petroleum Corp., 6.2%, 3/15/40	(i)	Oil & Gas	1,262	1,293	1,294
Occidental Petroleum Corp., 6.5%, 9/15/36	(i)	Oil & Gas	1,087	1,270	1,210
Occidental Petroleum Corp., 6.6%, 3/15/46	(i)	Oil & Gas	3,634	4,084	4,020
Occidental Petroleum Corp., 7.5%, 5/1/31	(i)	Oil & Gas	1,764	2,001	2,049
Occidental Petroleum Corp., 7.9%, 9/15/31	(i)	Oil & Gas	185	242	215
Occidental Petroleum Corp., 8.0%, 6/15/39	(i)	Oil & Gas	1,361	1,641	1,563
Occidental Petroleum Corp., 8.5%, 7/15/27	(i)	Oil & Gas	164	201	188

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2022

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Occidental Petroleum Corp., 8.9%, 7/15/30	(i)	Oil & Gas	$152	$204	$182
Olin Corp., 5.0%, 2/1/30	(i)	Chemicals	956	865	889
Olin Corp., 5.6%, 8/1/29	(i)	Chemicals	76	74	73
OneMain Finance Corp., 4.0%, 9/15/30	(i)	Diversified Financial Services	99	99	78
OneMain Finance Corp., 6.6%, 1/15/28	(i)	Diversified Financial Services	747	717	703
OneMain Finance Corp., 7.1%, 3/15/26	(i)	Diversified Financial Services	854	897	828
Open Text Corp., 3.9%, 12/1/29	(h) (i)	Software	709	614	640
Organon & Co. / Organon Foreign Debt Co-Issuer B.V., 5.1%, 4/30/31	(h) (i)	Pharmaceuticals	1,494	1,466	1,401
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.3%, 1/15/29	(h) (i)	Advertising	255	256	218
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.0%, 8/15/27	(h) (i)	Advertising	1,635	1,642	1,547
Owens & Minor, Inc., 6.6%, 4/1/30	(h) (i)	Pharmaceuticals	1,705	1,688	1,708
Petsmart, Inc. / Petsmart FI Co., 7.8%, 2/15/29	(h) (i)	Retail	3,100	3,144	2,992
Pitney Bowes, Inc., 6.9%, 3/15/27	(h) (i)	Office/Business Equipment	517	517	418
Pitney Bowes, Inc., 7.3%, 3/15/29	(h) (i)	Office/Business Equipment	597	558	470
Playtika Holding Corp., 4.3%, 3/15/29	(h) (i)	Software	1,786	1,767	1,604
PMHC II, Inc., 9.0%, 2/15/30	(h) (i)	Chemicals	1,840	1,840	1,343
Post Holdings, Inc., 5.5%, 12/15/29	(h) (i)	Food	2,019	2,042	1,912
Prosus N.V., 1.3%, 7/13/29	(i)	Internet	€2,659	2,273	2,105
Prosus N.V., 2.0%, 8/3/32	(i)	Internet	450	321	333
Prosus N.V., 2.1%, 1/19/30	(i)	Internet	2,125	1,715	1,732
Prosus N.V., 2.8%, 1/19/34	(i)	Internet	1,630	1,409	1,225
Prosus N.V., 4.2%, 1/19/32	(i)	Internet	$1,525	1,288	1,297
Range Resources Corp., 4.8%, 2/15/30	(h) (i)	Oil & Gas	1,149	1,155	1,099
Rockcliff Energy II LLC, 5.5%, 10/15/29	(h) (i)	Oil & Gas	1,407	1,304	1,361
Sands China Ltd., 3.1%, 3/8/29	(h) (i)	Lodging	546	469	435
Sands China Ltd., 5.4%, 8/8/28	(i)	Lodging	1,216	1,141	1,099
Science Applications International Corp., 4.9%, 4/1/28	(h) (i)	Computers	1,295	1,325	1,234
Scientific Games International, Inc., 7.0%, 5/15/28	(h) (i)	Entertainment	928	899	945
Sensata Technologies B.V., 4.0%, 4/15/29	(h) (i)	Electronics	1,431	1,344	1,304
Service Properties Trust, 5.5%, 12/15/27	(i)	Real Estate Investment Trusts	583	587	507
Service Properties Trust, 7.5%, 9/15/25	(i)	Real Estate Investment Trusts	1,760	1,886	1,709
Shelf Drill Holdings Ltd., 8.3%, 2/15/25	(h) (i)	Oil & Gas	523	466	409
Signal Parent, Inc., 6.1%, 4/1/29	(h) (i)	Commercial Services	1,523	1,512	910
Silgan Holdings, Inc., 2.3%, 6/1/28	(i)	Packaging & Containers	€486	404	427
Sirius XM Radio, Inc., 3.9%, 9/1/31	(h) (i)	Media Entertainment	$637	591	555
Sirius XM Radio, Inc., 5.0%, 8/1/27	(h) (i)	Media Entertainment	245	255	243
Sirius XM Radio, Inc., 5.5%, 7/1/29	(h) (i)	Media Entertainment	2,119	2,242	2,085
SM Energy Co., 6.5%, 7/15/28	(i)	Oil & Gas	309	294	305
Spectrum Brands, Inc., 5.5%, 7/15/30	(h) (i)	Household Products/Wares	2,143	2,220	1,934
Standard Industries, Inc., 2.3%, 11/21/26	(i)	Building Materials	€535	563	459
Standard Industries, Inc., 4.4%, 7/15/30	(h) (i)	Building Materials	$669	682	585
Standard Industries, Inc., 4.8%, 1/15/28	(h) (i)	Building Materials	1,993	1,999	1,898
Station Casinos LLC, 4.6%, 12/1/31	(h) (i)	Lodging	1,146	928	1,002
Sterling Entertainment Enterprises, LLC, 10.3%, 1/15/25	(f)	Media Entertainment	813	801	825
Summit Materials LLC / Summit Materials Finance Corp., 5.3%, 1/15/29	(h) (i)	Building Materials	493	518	465
SWF Escrow Issuer Corp., 6.5%, 10/1/29	(h) (i)	Housewares	1,054	982	751
TEGNA, Inc., 5.0%, 9/15/29	(i)	Media Entertainment	150	142	147

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2022

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Tenet Healthcare Corp., 6.1%, 6/15/30	(h) (i)	Healthcare-Services	$923	$923	$934
Terex Corp., 5.0%, 5/15/29	(h) (i)	Machinery-Construction & Mining	1,963	1,904	1,754
TI Automotive Finance Plc, 3.8%, 4/15/29	(i)	Auto Parts & Equipment	€1,355	1,025	1,092
TransDigm, Inc., 5.5%, 11/15/27	(i)	Aerospace/Defense	$946	903	895
TUI Cruises GmbH, 6.5%, 5/15/26	(i)	Leisure Time	€2,056	2,462	1,646
Uber Technologies, Inc., 4.5%, 8/15/29	(h) (i)	Internet	$814	735	729
Uber Technologies, Inc., 6.3%, 1/15/28	(h) (i)	Internet	2,243	2,382	2,209
Valvoline, Inc., 3.6%, 6/15/31	(h) (i)	Chemicals	2,303	1,881	1,913
Valvoline, Inc., 4.3%, 2/15/30	(h) (i)	Chemicals	1,189	1,029	1,080
VICI Properties LP / VICI Note Co., Inc., 3.8%, 2/15/27	(h) (i)	Real Estate Investment Trusts	340	341	312
VICI Properties LP / VICI Note Co., Inc., 4.1%, 8/15/30	(h) (i)	Real Estate Investment Trusts	1,567	1,551	1,434
Victoria's Secret & Co., 4.6%, 7/15/29	(h) (i)	Retail	4,259	3,511	3,532
Vistra Corp., 7.0% 12/15/26 (fixed, converts to FRN on 12/15/26)	(h) (i) (k) (n)	Electric	1,275	1,155	1,187
Vistra Corp., 8.0% 10/15/26 (fixed, converts to FRN on 10/15/26)	(h) (i) (k) (n)	Electric	2,901	2,901	2,817
Vistra Operations Co. LLC, 5.0%, 7/31/27	(h) (i)	Electric	904	920	892
Vistra Operations Co. LLC, 5.5%, 9/1/26	(h) (i)	Electric	21	22	21
Wells Fargo & Co., Series BB, 3.9% 3/15/26 (fixed, converts to FRN on 3/15/26)	(i) (k) (n)	Banks	1,439	1,338	1,334
Western Midstream Operating LP, 4.3%, 2/1/30	(i)	Pipelines	1,197	1,196	1,122
Western Midstream Operating LP, 4.5%, 3/1/28	(i)	Pipelines	264	214	255
Western Midstream Operating LP, 4.8%, 8/15/28	(i)	Pipelines	195	191	191
Western Midstream Operating LP, 5.5%, 8/15/48	(i)	Pipelines	185	164	162
Western Midstream Operating LP, 5.5%, 2/1/50	(i)	Pipelines	123	106	110
WeWork Companies LLC / WW Co-Obligor, Inc., 5.0%, 7/10/25	(h) (i)	Real Estate	1,671	1,473	1,151
Wynn Macau Ltd., 5.6%, 8/26/28	(h) (i)	Lodging	1,466	1,357	1,147
XPO CNW, Inc., 6.7%, 5/1/34	(i)	Transportation	2,019	2,034	1,917
ZF Europe Finance B.V., 3.0%, 10/23/29	(i)	Auto Parts & Equipment	€1,400	1,415	1,188
ZF Finance GmbH, 2.8%, 5/25/27	(i)	Auto Parts & Equipment	300	274	266
ZF Finance GmbH, 3.8%, 9/21/28	(i)	Auto Parts & Equipment	1,100	1,013	1,001
Total Unsecured Bonds				251,756	236,941

Collateralized Loan Obligation (CLO) / Structured Credit—19.4%
37 Capital CLO I, Series 2021-1A, Class D, ABS, 6.0%, 10/15/34 (3 mo. S+3.5%)	(h) (k)	USD CLO	$655	617	585
610 Funding CLO 1 Ltd., Series 2015-1A, Class CR, ABS, 5.4%, 9/21/29 (3 mo. L+3.9%)	(h) (k)	USD CLO	425	422	396
Accunia European CLO III DAC, Series 3X, Class D, ABS, 3.1%, 1/20/31 (3 mo. EURIBOR+3.1%)	(k)	EUR CLO	€240	274	219
AIG CLO 2021-2 LLC, Series 2021-2A, Class C, ABS, 4.7%, 7/20/34 (3 mo. L+2.0%)	(h) (k)	USD CLO	$625	610	582
Ambac Assurance Corp., 8.5%, 2/1/55	(h) (i)	Insurance	782	759	598
Ambac Assurance Corp., 8.5%, 2/12/55	(i)	Insurance	1,596	1,549	1,221
Ammc CLO 19 Ltd., Series 2016-19A, Class D, ABS, 6.3%, 10/15/28 (3 mo. L+3.8%)	(h) (i) (k)	USD CLO	205	203	203
Ammc CLO 20 Ltd., Series 2017-20A, Class E, ABS, 8.6%, 4/17/29 (3 mo. L+5.8%)	(h) (k)	USD CLO	250	248	240
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class D, ABS, 5.4%, 1/28/31 (3 mo. L+2.6%)	(h) (i) (k)	USD CLO	250	240	230
Anchorage Capital CLO 5-R Ltd., Series 2014-5RA, Class E, ABS, 7.9%, 1/15/30 (3 mo. L+5.4%)	(h) (k)	USD CLO	545	533	492
Anchorage Capital Europe CLO 3 DAC, Series 3X, Class D, ABS, 3.8%, 7/15/32 (3 mo. EURIBOR+3.8%)	(k)	EUR CLO	€435	519	395
Anchorage Credit Funding 10 Ltd., Series 2020-10A, Class EV, ABS, 7.1%, 4/25/38	(h)	USD CLO	$250	235	208

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2022

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Anchorage Credit Funding 12 Ltd., Series 2020-12A, Class D, ABS, 5.9%, 10/25/38	(h)	USD CLO	$295	$295	$268
Anchorage Credit Funding 2 Ltd., Series 2015-2A, Class ERV, ABS, 7.0%, 4/25/38	(h)	USD CLO	250	232	206
Anchorage Credit Funding 3 Ltd., Series 2016-3A, Class DR, ABS, 5.8%, 1/28/39	(h)	USD CLO	250	250	227
Anchorage Credit Funding 3 Ltd., Series 2016-3A, Class ER, ABS, 7.2%, 1/28/39	(h)	USD CLO	410	386	359
Anchorage Credit Funding 6 Ltd., Series 2018-6A, Class E, ABS, 6.9%, 7/25/36	(h)	USD CLO	570	546	477
Apex Credit CLO 2015-II Ltd., Series 2015-2A, Class ER, ABS, 8.8%, 10/17/26 (3 mo. L+6.1%)	(h) (k)	USD CLO	330	329	325
Ares European CLO IX B.V., Series 9X, Class D, ABS, 2.4%, 10/14/30 (3 mo. EURIBOR+2.4%)	(k)	EUR CLO	€520	551	478
Ares European CLO IX DAC, Series 9X, Class E, ABS, 4.4%, 10/14/30 (3 mo. EURIBOR+4.4%)	(k)	EUR CLO	290	320	252
Ares European CLO VI B.V., Series 2013-6X, Class ER, ABS, 5.3%, 4/15/30 (3 mo. EURIBOR+5.3%)	(k)	EUR CLO	340	382	298
Ares XLIX CLO Ltd., Series 2018-49A, Class D, ABS, 5.8%, 7/22/30 (3 mo. L+3.0%)	(h) (i) (k)	USD CLO	$250	245	228
Ares XXXVII CLO Ltd., Series 2015-4A, Class CR, ABS, 5.2%, 10/15/30 (3 mo. L+2.7%)	(h) (k)	USD CLO	250	247	217
Ares XXXVII CLO Ltd., Series 2015-4A, Class BR, ABS, 4.3%, 10/15/30 (3 mo. L+1.8%)	(h) (k)	USD CLO	250	246	236
Ares XXXVR CLO Ltd., Series 2015-35RA, Class D, ABS, 5.5%, 7/15/30 (3 mo. L+3.0%)	(h) (k)	USD CLO	250	250	230
ArrowMark Colorado Holdings, Series 2018-3A, Class CR, ABS, 5.3%, 1/25/35 (3 mo. L+2.5%)	(h) (k)	USD CLO	500	489	463
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class DR, ABS, 4.0%, 11/17/27 (3 mo. L+2.6%)	(h) (i) (k)	USD CLO	500	482	476
Atlas Senior Loan Fund IX Ltd., Series 2018-9A, Class D, ABS, 5.3%, 4/20/28 (3 mo. L+2.6%)	(h) (i) (k)	USD CLO	250	237	237
Atrium CDO Corp., Series 14A, Class D, ABS, 5.7%, 8/23/30 (3 mo. L+3.0%)	(h) (i) (k)	USD CDO	250	237	233
Atrium XII, Series 12A, Class ER, ABS, 8.0%, 4/22/27 (3 mo. L+5.3%)	(h) (k)	USD CLO	1,240	1,222	1,078
Avery Point IV CLO Ltd., Series 2014-1A, Class CR, ABS, 5.1%, 4/25/26 (3 mo. L+2.4%)	(h) (k)	USD CLO	47	47	47
Avoca CLO XI Ltd., Series 11X, Class ER, ABS, 5.0%, 7/15/30 (3 mo. EURIBOR+5.0%)	(k)	EUR CLO	€210	225	184
Avoca CLO XIII DAC, Series 13X, Class ERR, ABS, 6.2%, 4/15/34 (3 mo. EURIBOR+6.2%)	(k)	EUR CLO	240	229	202
Avoca CLO XV DAC, Series 15X, Class ER, ABS, 4.1%, 4/15/31 (3 mo. EURIBOR+4.1%)	(k)	EUR CLO	360	387	301
Avoca CLO XVIII DAC, Series 18X, Class E, ABS, 4.6%, 4/15/31 (3 mo. EURIBOR+4.6%)	(k)	EUR CLO	195	215	163
Bain Capital Credit CLO 2021-1 Ltd., Series 2021-1A, Class B, ABS, 4.1%, 4/18/34 (3 mo. L+1.4%)	(h) (i) (k)	USD CLO	$220	209	206
Bain Capital Euro CLO 2021-2 DAC, Series 2021-2X, Class D, ABS, 3.4%, 7/17/34 (3 mo. EURIBOR+3.4%)	(k)	EUR CLO	€355	373	313
Barings CLO 2013-I Ltd., Series 2013-IA, Class ER, ABS, 7.9%, 1/20/28 (3 mo. L+5.2%)	(h) (k)	USD CLO	$1,255	1,231	1,135
Barings Euro CLO 2018-1 DAC, Series 2018-1X, Class D, ABS, 2.3%, 4/15/31 (3 mo. EURIBOR+2.3%)	(k)	EUR CLO	€190	196	172
Barings Euro CLO 2018-2 BV, 3.2%, 10/15/31 (3 mo. EURIBOR+3.2%)	(k)	EUR CLO	920	1,080	823
Barings Euro CLO 2018-3 DAC, Series 2018-3A, Class DE, ABS, 3.9%, 7/27/31 (3 mo. EURIBOR+3.7%)	(h) (k)	EUR CLO	480	525	450
Barings Euro CLO 2019-1 DAC, Series 2019-1X, Class CR, ABS, 3.0%, 10/15/34 (3 mo. EURIBOR+3.0%)	(k)	EUR CLO	245	250	229
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class CR, ABS, 6.2%, 7/15/29 (3 mo. L+3.7%)	(h) (i) (k)	USD CLO	$250	243	233

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2022

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Birch Grove CLO 2 Ltd., Series 2021-2A, Class D2, ABS, 7.7%, 10/19/34 (3 mo. L+5.0%)	(h) (k)	USD CLO	$605	$599	$556
Birch Grove CLO 3 Ltd., Series 2021-3A, Class D2, ABS, 7.8%, 1/19/35 (3 mo. L+5.1%)	(h) (k)	USD CLO	885	876	730
Black Diamond CLO 2017-1 Ltd., Series 2017-1A, Class C, ABS, 6.7%, 4/24/29 (3 mo. L+4.0%)	(h) (k)	USD CLO	590	581	567
Black Diamond CLO 2017-2 DAC, Series 2017-2X, Class CNE, ABS, 2.0%, 1/20/32 (3 mo. EURIBOR+2.0%)	(k)	EUR CLO	€590	607	566
BlackRock European CLO X DAC, Series 10X, Class B1R, ABS, 1.8%, 10/15/34 (3 mo. EURIBOR+1.8%)	(k)	EUR CLO	260	266	242
BlueMountain Fuji US CLO III Ltd., Series 2017-3A, Class D, ABS, 4.9%, 1/15/30 (3 mo. L+2.4%)	(h) (i) (k)	USD CLO	$250	238	222
BNPP AM Euro CLO 2019 DAC, Series 2019-1X, Class E, ABS, 5.8%, 7/22/32 (3 mo. EURIBOR+5.6%)	(k)	EUR CLO	€360	330	296
BNPP IP CLO 2014-II Ltd., Series 2014-2A, Class DR, ABS, 6.3%, 10/30/25 (3 mo. L+3.5%)	(h) (k)	USD CLO	$280	277	275
Bosphorus CLO V DAC, Series 5A, Class DE, ABS, 4.8%, 12/12/32 (3 mo. EURIBOR+4.8%)	(h) (k)	EUR CLO	€320	354	307
Brookside Mill CLO 2013-1 Ltd., Series 2013-1A, Class ER, ABS, 8.2%, 1/17/28 (3 mo. L+5.5%)	(h) (k)	USD CLO	$720	714	697
Cairn CLO III B.V., Series 2013-3X, Class F, ABS, 6.6%, 10/20/28 (6 mo. EURIBOR+6.6%)	(k)	EUR CLO	€250	300	216
Cairn CLO VI B.V., Series 2016-6X, Class FR, ABS, 8.4%, 7/25/29 (3 mo. EURIBOR+8.3%)	(k)	EUR CLO	190	227	159
Cairn CLO VII DAC, Series 2016-7X, Class E, ABS, 6.6%, 1/31/30 (3 mo. EURIBOR+6.4%)	(k)	EUR CLO	440	485	400
Cairn CLO X B.V., Series 2018-10X, Class E, ABS, 5.2%, 10/15/31 (3 mo. EURIBOR+5.2%)	(k)	EUR CLO	205	180	171
Cairn CLO XI DAC, Series 2019-11X, Class D, ABS, 4.2%, 7/15/35 (3 mo. EURIBOR+4.2%)	(k)	EUR CLO	625	678	581
Canyon Capital CLO 2016-2 Ltd., Series 2016-2A, Class CR, ABS, 4.7%, 10/15/31 (3 mo. L+2.2%)	(h) (k)	USD CLO	$285	281	269
Carlyle Euro CLO 2017-3 DAC, Series 2017-3X, Class C, ABS, 2.5%, 1/15/31 (3 mo. EURIBOR+2.5%)	(k)	EUR CLO	€160	157	142
Carlyle Global Market Strategies Euro CLO 2015-3 DAC, Series 2015-3X, Class C1RE, ABS, 2.6%, 7/15/30 (3 mo. EURIBOR+2.6%)	(k)	EUR CLO	275	323	248
Carlyle Global Market Strategies Euro CLO 2016-2 DAC, Series 2016-2X, Class BRR, ABS, 2.4%, 4/15/34 (3 mo. EURIBOR+2.4%)	(k)	EUR CLO	525	565	494
Carlyle Global Market Strategies Euro CLO 2020-1 DAC, Series 2020-1X, Class D, ABS, 5.4%, 4/15/33 (3 mo. EURIBOR+5.4%)	(k)	EUR CLO	250	290	202
Carlyle US CLO 2016-4 Ltd., Series 2016-4A, Class CR, ABS, 5.5%, 10/20/27 (3 mo. L+2.8%)	(h) (k)	USD CLO	$280	268	250
Catalyst Healthcare Manchester Financing Plc, Series AMBC, 2.4%, 9/30/40	(i)	Healthcare-Services	£243	637	608
Catamaran CLO 2014-1 Ltd., Series 2014-1A, Class CR, ABS, 6.2%, 4/22/30 (3 mo. L+3.4%)	(h) (k)	USD CLO	$250	243	222
CBAM 2017-1 Ltd., Series 2017-1A, Class C, ABS, 5.1%, 7/20/30 (3 mo. L+2.4%)	(h) (k)	USD CLO	535	522	518
Cedar Funding VII Clo Ltd., Series 2018-7A, Class C, ABS, 4.5%, 1/20/31 (3 mo. L+1.8%)	(h) (i) (k)	USD CLO	395	387	371
Cent CLO 21 Ltd., Series 2014-21A, Class CR2, ABS, 6.0%, 7/27/30 (3 mo. L+3.2%)	(h) (i) (k)	USD CLO	620	601	543
CFIP CLO 2014-1 Ltd., Series 2014-1A, Class DR, ABS, 6.6%, 7/13/29 (3 mo. L+4.1%)	(h) (i) (k)	USD CLO	495	488	481
CIFC Funding 2015-IV Ltd., Series 2015-4A, Class BR2, ABS, 4.6%, 4/20/34 (3 mo. L+1.9%)	(h) (i) (k)	USD CLO	270	263	251
Contego CLO II B.V., Series 2X, Class ER, ABS, 4.8%, 11/15/26 (3 mo. EURIBOR+5.2%)	(k)	EUR CLO	€170	186	157

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2022

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Contego CLO II B.V., Series 2X, Class FR, ABS, 6.5%, 11/15/26 (3 mo. EURIBOR+6.9%)	(k)	EUR CLO	€615	$638	$559
Covenant Credit Partners CLO III Ltd., Series 2017-1A, Class D, ABS, 6.3%, 10/15/29 (3 mo. L+3.8%)	(h) (k)	USD CLO	$1,710	1,691	1,575
CVC Cordatus Loan Fund X DAC, Series 10X, Class C, ABS, 1.8%, 1/27/31 (3 mo. EURIBOR+1.6%)	(k)	EUR CLO	€200	205	188
CVC Cordatus Loan Fund X DAC, Series 10X, Class D, ABS, 2.7%, 1/27/31 (3 mo. EURIBOR+2.5%)	(k)	EUR CLO	190	206	173
Denali Capital CLO XI Ltd., Series 2015-1A, Class DR, ABS, 8.3%, 10/20/28 (3 mo. L+5.6%)	(h) (k)	USD CLO	$750	725	686
Diamond CLO 2019-1 Ltd., Series 2019-1A, Class E, ABS, 10.8%, 4/25/29 (3 mo. L+8.1%)	(h) (k)	USD CLO	805	805	788
Dryden 51 Euro CLO 2017 B.V., Series 2017-51X, Class E, ABS, 4.9%, 7/15/31 (3 mo. EURIBOR+4.9%)	(k)	EUR CLO	€620	682	529
Dryden 59 Euro CLO 2017 B.V., Series 2017-59X, Class D1, ABS, 2.4%, 5/15/32 (3 mo. EURIBOR+2.4%)	(k)	EUR CLO	365	391	317
Dryden 61 Clo Ltd., Series 2018-61A, Class CR, ABS, 4.5%, 1/17/32 (3 mo. L+1.8%)	(h) (k)	USD CLO	$410	400	385
Eaton Vance CLO 2014-1R Ltd., Series 2014-1RA, Class C, ABS, 4.6%, 7/15/30 (3 mo. L+2.1%)	(h) (k)	USD CLO	325	317	307
Elevation CLO 2021-14 Ltd., Series 2021-14A, Class D2, ABS, 7.7%, 10/20/34 (3 mo. L+5.0%)	(h) (k)	USD CLO	630	622	571
Ellington CLO I Ltd., Series 2017-1A, Class DR, ABS, 5.9%, 10/15/29 (3 mo. L+3.4%)	(h) (k)	USD CLO	410	398	386
Ellington CLO II Ltd., Series 2017-2A, Class D, ABS, 5.1%, 2/15/29 (3 mo. L+3.7%)	(h) (k)	USD CLO	500	486	469
Ellington CLO IV Ltd., Series 2019-4A, Class D1, ABS, 8.0%, 4/15/29 (3 mo. L+5.5%)	(h) (k)	USD CLO	585	580	571
Erna Srl, Series 1, Class A, 2.4%, 7/25/31 (3 mo. EURIBOR+2.3%)	(k)	Commercial MBS	€279	323	280
Erna Srl, Series 1, Class B, 3.6%, 7/25/31 (3 mo. EURIBOR+3.6%)	(k)	Commercial MBS	420	479	417
Fair Oaks Loan Funding I DAC, Series 1A, Class ER, ABS, 6.1%, 4/15/34 (3 mo. EURIBOR+6.1%)	(h) (k)	EUR CLO	250	296	215
First Eagle Clarendon Fund CLO LLC, Series 2014-1A, Class E, ABS, 8.8%, 1/25/27 (3 mo. L+6.1%)	(h) (k)	USD CLO	$827	827	815
Galaxy XVIII CLO Ltd., Series 2018-28A, Class B, ABS, 4.1%, 7/15/31 (3 mo. L+1.6%)	(h) (i) (k)	USD CLO	255	244	244
Galaxy XVIII CLO Ltd., Series 2018-28A, Class C, ABS, 4.5%, 7/15/31 (3 mo. L+2.0%)	(h) (i) (k)	USD CLO	250	241	233
Galaxy XXIV CLO Ltd., 5.0%, 1/15/31 (3 mo. L+2.5%)	(k)	USD CLO	550	508	501
Galaxy XXVII CLO Ltd., Series 2018-27A, Class D, ABS, 4.2%, 5/16/31 (3 mo. L+2.8%)	(h) (k)	USD CLO	250	231	230
Gallatin CLO IX 2018-1 Ltd., Series 2018-1A, Class D1, ABS, 5.8%, 1/21/28 (3 mo. L+3.1%)	(h) (k)	USD CLO	250	248	242
Gallatin CLO IX 2018-1 Ltd., Series 2018-1A, Class E, ABS, 8.2%, 1/21/28 (3 mo. L+5.5%)	(h) (k)	USD CLO	1,160	1,138	1,122
GAM FRR2 H Co.	(f) (o) (p)	Diversified Financial Services	1	569	548
GAM Re-REMIC Trust 2021-FRR1, Series 2021-FRR1, Class 1C, REMIC, 0.0%, 11/29/50	(h) (o) (q)	Commercial MBS	41	29	29
GAM Re-REMIC Trust 2021-FRR1, Series 2021-FRR1, Class 1D, REMIC, 0.0%, 11/29/50	(h) (o) (q)	Commercial MBS	60	41	39
GAM Re-REMIC Trust 2021-FRR1, Series 2021-FRR1, Class 2C, REMIC, 0.0%, 11/29/50	(h) (o) (q)	Commercial MBS	44	29	29
GAM RE-REMIC Trust 2021-FRR2, Series 2021-FRR2, Class CK44, PO, REMIC, 0.0%, 9/27/51	(h) (o) (q)	Commercial MBS	43	36	35
GAM RE-REMIC Trust 2021-FRR2, Series 2021-FRR2, Class DK49, PO, REMIC, 0.0%, 9/27/51	(h) (o) (q)	Commercial MBS	34	27	25
GAM RE-REMIC Trust 2021-FRR2, Series 2021-FRR2, Class D730, PO, REMIC, 0.0%, 9/27/51	(h) (o) (q)	Commercial MBS	35	29	28

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2022

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
GAM RE-REMIC Trust 2021-FRR2, Series 2021-FRR2, Class CK78, PO, REMIC, 0.0%, 9/27/51	(h) (o) (q)	Commercial MBS	$29	$18	$18
GAM RE-REMIC Trust 2021-FRR2, Series 2021-FRR2, Class BK78, REMIC, 2.4%, 9/27/51	(h) (o)	Commercial MBS	46	37	36
Golub Capital Partners 48 LP, Series 2020-48A, Class D, ABS, 6.5%, 4/17/33 (3 mo. L+3.8%)	(h) (k)	USD CLO	250	233	235
Greywolf CLO V Ltd., Series 2015-1A, Class BR, ABS, 4.8%, 1/27/31 (3 mo. L+2.0%)	(h) (i) (k)	USD CLO	740	726	700
Grosvenor Place CLO 2015-1 B.V., Series 2015-1X, Class DRR, ABS, 5.6%, 10/30/29 (3 mo. EURIBOR+5.4%)	(k)	EUR CLO	€575	576	538
Halcyon Loan Advisors Funding 2015-2 Ltd., Series 2015-2A, Class D1R, ABS, 5.9%, 7/25/27 (3 mo. L+3.1%)	(h) (k)	USD CLO	$615	600	580
Halcyon Loan Advisors Funding 2015-2 Ltd., Series 2015-2A, Class D2R, ABS, 5.9%, 7/25/27 (3 mo. L+3.1%)	(h) (k)	USD CLO	405	395	382
Halcyon Loan Advisors Funding 2017-2 Ltd., Series 2017-2A, Class B, ABS, 4.8%, 1/17/30 (3 mo. L+2.1%)	(h) (k)	USD CLO	440	424	416
Halseypoint CLO 2 Ltd., Series 2020-2A, Class D, ABS, 5.7%, 7/20/31 (3 mo. L+3.0%)	(h) (i) (k)	USD CLO	680	636	635
Harvest CLO XIV DAC, Series 14X, Class F, ABS, 6.3%, 11/18/29 (3 mo. EURIBOR+6.3%)	(k)	EUR CLO	€215	255	185
Harvest CLO XIX DAC, Series 19X, Class D, ABS, 2.6%, 4/14/31 (3 mo. EURIBOR+2.6%)	(k)	EUR CLO	450	475	410
Harvest CLO XXIII DAC, Series 23A, Class CE, ABS, 2.1%, 10/20/32 (3 mo. EURIBOR+2.1%)	(h) (k)	EUR CLO	250	248	227
Henley CLO VI DAC, Series 6X, Class D, ABS, 3.3%, 6/10/34 (3 mo. EURIBOR+3.2%)	(k)	EUR CLO	180	186	155
Henley CLO VI DAC, Series 6A, Class E, ABS, 6.3%, 6/10/34 (3 mo. EURIBOR+6.1%)	(h) (k)	EUR CLO	250	287	200
Highbridge Loan Management 12-2018 Ltd., Series 12A-18, Class B, ABS, 4.6%, 7/18/31 (3 mo. L+1.9%)	(h) (i) (k)	USD CLO	$435	426	407
Hull Street CLO Ltd., Series 2014-1A, Class CR, ABS, 5.4%, 10/18/26 (3 mo. L+2.7%)	(h) (k)	USD CLO	10	10	10
Hull Street CLO Ltd., Series 2014-1A, Class D, ABS, 6.3%, 10/18/26 (3 mo. L+3.6%)	(h) (k)	USD CDO	300	298	295
JFIN CLO 2012 Ltd., Series 2012-1A, Class DR, ABS, 9.2%, 7/20/28 (3 mo. L+6.5%)	(h) (k)	USD CLO	700	693	684
JMP Credit Advisors CLO IV Ltd., Series 2017-1A, Class C, ABS, 5.4%, 7/17/29 (3 mo. L+2.7%)	(h) (k)	USD CLO	355	351	344
JMP Credit Advisors ClO IV Ltd., Series 2017-1A, Class D, ABS, 6.9%, 7/17/29 (3 mo. L+4.2%)	(h) (k)	USD CLO	610	598	580
Jubilee CLO 2014-XII B.V., Series 2014-12X, Class DR, ABS, 2.9%, 4/15/30 (3 mo. EURIBOR+2.9%)	(k)	EUR CLO	€155	175	141
Jubilee CLO 2015-XV B.V., Series 2015-15X, Class F, ABS, 5.9%, 7/12/28 (3 mo. EURIBOR+6.0%)	(k)	EUR CLO	275	325	236
Jubilee CLO 2017-XVIII B.V., Series 2017-18X, Class D, ABS, 3.1%, 1/15/30 (3 mo. EURIBOR+3.1%)	(k)	EUR CLO	200	224	191
KKR CLO 13 Ltd., Series 13, Class ER, ABS, 7.7%, 1/16/28 (3 mo. L+5.0%)	(h) (k)	USD CLO	$880	871	852
KKR CLO 32 Ltd., Series 32A, Class C, ABS, 4.9%, 1/15/32 (3 mo. L+2.4%)	(h) (i) (k)	USD CLO	250	247	239
KVK CLO 2013-1 Ltd., Series 2013-1A, Class ER, ABS, 8.4%, 1/14/28 (3 mo. L+5.9%)	(h) (k)	USD CLO	500	497	492
LCM XXI LP, Series 21A, Class ER, ABS, 8.5%, 4/20/28 (3 mo. L+5.8%)	(h) (k)	USD CLO	570	548	518
Lehman XS Trust 2007-14H, Series 2007-14H, Class A22, CMO, 3.1%, 7/25/47 (1 mo. L+0.8%)	(k)	USD CLO	268	270	254
Lehman XS Trust 2007-6, Series 2007-6, Class 3A32, ABS, 2.8%, 5/25/37 (1 mo. L+0.5%)	(k)	USD CLO	148	133	131
Lehman XS Trust 2007-6, Series 2007-6, Class 3A2, ABS, 4.4%, 5/25/37		USD CLO	80	83	78

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2022

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Lehman XS Trust 2007-6, Series 2007-6, Class 3A4, ABS, 4.4%, 5/25/37		USD CLO	$177	$182	$143
Lehman XS Trust 2007-6, Series 2007-6, Class 3A31, ABS, 4.4%, 5/25/37		USD CLO	130	133	118
Lockwood Grove CLO Ltd., Series 2014-1A, Class CRR, ABS, 4.8%, 1/25/30 (3 mo. L+2.0%)	(h) (k)	USD CLO	550	538	523
Longfellow Place CLO Ltd., Series 2013-1A, Class DRR, ABS, 7.0%, 4/15/29 (3 mo. L+4.5%)	(h) (i) (k)	USD CLO	520	513	505
Madison Park Funding XI Ltd., Series 2013-11A, Class DR, ABS, 6.0%, 7/23/29 (3 mo. L+3.3%)	(h) (k)	USD CLO	430	422	396
Madison Park Funding XIX Ltd., Series 2015-19A, Class DR, ABS, 7.1%, 1/22/28 (3 mo. L+4.4%)	(h) (k)	USD CLO	340	337	318
Man GLG Euro CLO I DAC, 2.5%, 10/15/30 (3 mo. EURIBOR+2.5%)	(k)	EUR CLO	€315	351	285
Man GLG Euro CLO III DAC, Series 3X, Class D, ABS, 3.3%, 10/15/30 (3 mo. EURIBOR+3.3%)	(k)	EUR CLO	635	703	587
Marathon CLO V Ltd., Series 2013-5A, Class CR, ABS, 4.3%, 11/21/27 (3 mo. L+2.8%)	(h) (k)	USD CLO	$1,210	1,176	1,141
Marathon CLO X Ltd., Series 2017-10A, Class C, ABS, 5.1%, 11/15/29 (3 mo. L+3.7%)	(h) (k)	USD CLO	1,030	1,001	894
Marble Point CLO XXI Ltd., Series 2021-3A, Class D2, ABS, 7.7%, 10/17/34 (3 mo. L+5.0%)	(h) (k)	USD CLO	470	464	432
Marlay Park CLO DAC, Series 1X, Class D, ABS, 4.5%, 10/15/30 (3 mo. EURIBOR+4.5%)	(k)	EUR CLO	€590	653	493
Midocean Credit CLO VII, Series 2017-7A, Class D, ABS, 6.4%, 7/15/29 (3 mo. L+3.9%)	(h) (k)	USD CLO	$340	336	299
Midocean Credit CLO VIII, Series 2018-8A, Class D, ABS, 4.4%, 2/20/31 (3 mo. L+2.9%)	(h) (i) (k)	USD CLO	250	236	218
Mitchells & Butlers Finance Plc, Series C2, 3.5%, 9/15/34 (3 mo. L GBP+2.1%)	(i) (k)	Retail	£972	1,137	947
Mitchells & Butlers Finance Plc, Series D1, 3.7%, 6/15/36 (3 mo. L GBP+2.4%)	(i) (k)	Retail	481	540	474
Mitchells & Butlers Finance Plc, Series B2, 6.0%, 12/15/28	(i)	Retail	191	293	237
Mitchells & Butlers Finance Plc, Series C1, 6.5%, 9/15/30	(i)	Retail	884	1,375	1,111
MKS CLO 2017-2 Ltd., Series 2017-2A, Class D, ABS, 5.4%, 1/20/31 (3 mo. L+2.7%)	(h) (i) (k)	USD CLO	$535	516	461
Monroe Capital CLO 2014-1 Ltd., Series 2014-1X, Class E, ABS, 8.2%, 10/22/26 (3 mo. L+5.4%)	(k)	USD CLO	250	245	238
Monroe Capital MML CLO 2016-1 Ltd., Series 2016-1A, Class ER, ABS, 10.0%, 7/22/28 (3 mo. L+7.3%)	(h) (k)	USD CLO	485	485	467
Monroe Capital Mml CLO 2017-1 Ltd., Series 2017-1A, Class E, ABS, 10.1%, 4/22/29 (3 mo. L+7.4%)	(h) (k)	USD CLO	525	524	497
Monroe Capital MML CLO VI Ltd., Series 2018-1A, Class E, ABS, 9.4%, 4/15/30 (3 mo. L+6.9%)	(h) (k)	USD CLO	290	280	267
Mountain View CLO 2017-1 LLC, Series 2017-1A, Class D, ABS, 6.3%, 10/16/29 (3 mo. L+3.6%)	(h) (k)	USD CLO	250	247	235
MP CLO VII Ltd., Series 2015-1A, Class DRR, ABS, 5.7%, 10/18/28 (3 mo. L+3.0%)	(h) (k)	USD CLO	250	250	216
Nassau 2017-I Ltd., Series 2017-IA, Class C, ABS, 6.4%, 10/15/29 (3 mo. L+3.9%)	(h) (i) (k)	USD CLO	265	261	234
Newark BSL CLO 2 Ltd., Series 2017-1A, Class BR, ABS, 4.5%, 7/25/30 (3 mo. L+1.8%)	(h) (k)	USD CLO	340	329	321
Newstar Exeter Fund CLO LLC, Series 2015-1RA, Class E, ABS, 9.9%, 1/20/27 (3 mo. L+7.2%)	(h) (k)	USD CLO	725	725	710
Oak Hill European Credit Partners IV DAC, Series 2015-4X, Class DR, ABS, 2.5%, 1/20/32 (3 mo. EURIBOR+3.4%)	(k)	EUR CLO	€325	343	298
Oaktree CLO 2020-1 Ltd., Series 2020-1A, Class BR, ABS, 4.2%, 7/15/34 (3 mo. L+1.7%)	(h) (i) (k)	USD CLO	$295	284	280
OCP Euro CLO 2022-5 DAC, Series 2022-5A, Class E, ABS, 6.5%, 4/20/35 (3 mo. EURIBOR+6.5%)	(h) (k)	EUR CLO	€250	277	208

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2022

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class BR3, ABS, 3.2%, 2/14/31 (3 mo. L+1.8%)	(h) (k)	USD CLO	$250	$243	$232
OFSI BSL VIII Ltd., Series 2017-1A, Class BR, ABS, 4.2%, 8/16/29 (3 mo. L+1.5%)	(h) (i) (k)	USD CLO	855	818	821
OHA Credit Funding 4 Ltd., Series 2019-4A, Class CR, ABS, 4.8%, 10/22/36 (3 mo. L+2.1%)	(h) (i) (k)	USD CLO	250	246	235
OZLM Funding IV Ltd., Series 2013-4A, Class CR, ABS, 6.1%, 10/22/30 (3 mo. L+3.4%)	(h) (i) (k)	USD CLO	250	245	226
OZLM VII Ltd., Series 2014-7RA, Class CR, ABS, 5.7%, 7/17/29 (3 mo. L+3.0%)	(h) (k)	USD CLO	250	241	236
OZLM XIV Ltd., Series 2015-14A, Class CRR, ABS, 5.9%, 7/15/34 (3 mo. L+3.4%)	(h) (k)	USD CLO	465	419	435
OZLM XVI Ltd., Series 2017-16A, Class C, ABS, 5.0%, 5/16/30 (3 mo. L+3.6%)	(h) (k)	USD CLO	250	244	214
OZLM XXIV Ltd., Series 2019-24X, Class C1R, ABS, 6.1%, 7/20/32 (3 mo. L+3.4%)	(i) (k)	USD CLO	430	392	388
Palmer Square Loan Funding 2020-4 Ltd., Series 2020-4A, Class E, ABS, 10.1%, 11/25/28 (3 mo. L+8.6%)	(h) (k)	USD CLO	250	252	238
Palmerston Park CLO DAC, Series 1X, Class E, ABS, 8.1%, 4/18/30 (3 mo. EURIBOR+8.1%)	(k)	EUR CLO	€130	120	105
Parallel 2015-1 Ltd., Series 2015-1A, Class E, ABS, 7.9%, 7/20/27 (3 mo. L+5.2%)	(h) (k)	USD CLO	$755	742	709
Parallel 2017-1 Ltd., Series 2017-1A, Class DR, ABS, 5.8%, 7/20/29 (3 mo. L+3.1%)	(h) (k)	USD CLO	530	514	474
Park Avenue Institutional Advisers CLO Ltd., Series 2019-2A, Class A2R, ABS, 4.2%, 10/15/34 (3 mo. L+1.7%)	(h) (i) (k)	USD CLO	565	536	535
Penta CLO 5 DAC, Series 2018-5X, Class CR, ABS, 2.4%, 4/20/35 (3 mo. EURIBOR+2.4%)	(k)	EUR CLO	€100	107	92
Penta CLO 8 DAC, Series 2020-8X, Class CR, ABS, 2.2%, 1/15/34 (3 mo. EURIBOR+2.2%)	(k)	EUR CLO	240	244	224
Peterborough Progress Health Plc, 5.6%, 10/2/42	(i)	Healthcare-Services	£588	1,020	785
Preferred Term Securities XXIV Ltd./Preferred Term Securities XXIV, Inc., 2.2%, 3/22/37 (3 mo. L+0.4%)	(h) (k)	Diversified Financial Services	$430	341	331
Preferred Term Securities XXVI Ltd./Preferred Term Securities XXVI, Inc., 2.2%, 9/22/37 (3 mo. L+0.4%)	(h) (k)	Diversified Financial Services	269	221	210
Providus CLO IV DAC, Series 4X, Class B1R, ABS, 1.7%, 4/20/34 (3 mo. EURIBOR+1.6%)	(k)	EUR CLO	€355	365	332
Providus CLO V DAC, Series 5X, Class D, ABS, 3.0%, 2/15/35 (3 mo. EURIBOR+3.0%)	(k)	EUR CLO	370	379	327
RR 4 Ltd., Series 2018-4A, Class A2, ABS, 4.1%, 4/15/30 (3 mo. L+1.6%)	(h) (i) (k)	USD CLO	$730	702	704
RRE 1 Loan Management DAC, Series 1X, Class A2R, ABS, 1.4%, 4/15/35 (3 mo. EURIBOR+1.4%)	(k)	EUR CLO	€180	183	167
Saranac CLO I Ltd., Series 2013-1A, Class CR, ABS, 5.6%, 7/26/29 (3 mo. L+2.9%)	(h) (k)	USD CLO	$575	554	559
Sculptor CLO XXIX Ltd., Series 29A, Class D2, ABS, 7.6%, 10/22/34 (3 mo. L+4.9%)	(h) (k)	USD CLO	350	307	298
Sculptor European CLO I DAC, Series 1A, Class DRR, ABS, 3.5%, 4/18/34 (3 mo. EURIBOR+3.5%)	(h) (k)	EUR CLO	€475	453	428
Sculptor European CLO VI DAC, Series 6X, Class CR, ABS, 2.3%, 10/15/34 (3 mo. EURIBOR+2.3%)	(k)	EUR CLO	300	321	281
Shackleton 2015-VIII CLO Ltd., Series 2015-8A, Class ER, ABS, 8.1%, 10/20/27 (3 mo. L+5.3%)	(h) (k)	USD CLO	$440	435	404
Shackleton 2021-XVI CLO Ltd., Series 2021-16A, Class D2, ABS, 7.7%, 10/20/34 (3 mo. L+5.0%)	(h) (k)	USD CLO	1,220	1,202	1,121
Signal Peak CLO 7 Ltd., Series 2019-1A, Class B, ABS, 4.8%, 4/30/32 (3 mo. L+2.0%)	(h) (i) (k)	USD CLO	565	548	548
Silvermore CLO Ltd., Series 2014-1A, Class C, ABS, 4.9%, 5/15/26 (3 mo. L+3.5%)	(h) (k)	USD CLO	855	847	846
Smeralda SPV Srl, 1.0%, 12/22/33	(f)	Commercial MBS	€742	888	766

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2022

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Smeralda SPV Srl, 5.3%, 12/22/34	(f)	Commercial MBS	€1,943	$2,206	$1,986
Sound Point CLO VIII-R Ltd., Series 2015-1RA, Class R2D2, ABS, 7.7%, 4/15/30 (3 mo. L+5.2%)	(h) (k)	USD CLO	$435	435	375
Sound Point Clo XV Ltd., Series 2017-1A, Class CR, ABS, 4.8%, 1/23/29 (3 mo. L+2.1%)	(h) (k)	USD CLO	755	736	723
Sound Point Euro CLO I Funding DAC, Series 1X, Class DR, ABS, 3.2%, 5/25/34 (3 mo. EURIBOR+3.1%)	(k)	EUR CLO	€215	206	189
St Paul's CLO III-R DAC, Series 3RX, Class CR, ABS, 1.6%, 1/15/32 (3 mo. EURIBOR+1.6%)	(k)	EUR CLO	100	96	97
St Paul's CLO III-R DAC, Series 3RX, Class DR, ABS, 2.4%, 1/15/32 (3 mo. EURIBOR+2.4%)	(k)	EUR CLO	445	487	401
St Paul's CLO V DAC, Series 5X, Class DR, ABS, 3.0%, 2/20/30 (3 mo. EURIBOR+3.0%)	(k)	EUR CLO	140	162	129
St Paul's CLO VI DAC, Series 6A, Class DRRE, ABS, 3.3%, 5/20/34 (3 mo. EURIBOR+3.3%)	(h) (k)	EUR CLO	520	490	453
Steele Creek CLO 2014-1 Ltd., Series 2014-1RA, Class D, ABS, 5.5%, 4/21/31 (3 mo. L+2.8%)	(h) (k)	USD CLO	$1,330	1,280	1,162
Steele Creek Clo 2017-1 Ltd., Series 2017-1A, Class C, ABS, 4.4%, 10/15/30 (3 mo. L+1.9%)	(h) (k)	USD CLO	250	238	235
Symphony CLO XIV Ltd., Series 2014-14A, Class E, ABS, 7.1%, 7/14/26 (3 mo. L+4.6%)	(h) (k)	USD CLO	250	245	244
Symphony CLO XIX Ltd., Series 2018-19A, Class D, ABS, 5.3%, 4/16/31 (3 mo. L+2.6%)	(h) (k)	USD CLO	250	248	220
Symphony CLO XVII Ltd., Series 2016-17A, Class ER, ABS, 8.1%, 4/15/28 (3 mo. L+5.6%)	(h) (k)	USD CLO	910	898	862
TBW Mortgage-Backed Trust 2006-6, Series 2006-6, Class A4, CMO, 6.4%, 1/25/37		USD CLO	52	40	42
Terwin Mortgage Trust 2006-6, Series 2006-6, Class 1A2, ABS, 0.2%, 7/25/37	(h) (k)	USD CLO	45	15	18
TICP CLO XII Ltd., Series 2018-12A, Class BR, ABS, 4.2%, 7/15/34 (3 mo. L+1.7%)	(h) (i) (k)	USD CLO	470	450	448
Tikehau CLO III DAC, Series 3X, Class D, ABS, 2.7%, 12/1/30 (3 mo. EURIBOR+2.7%)	(k)	EUR CLO	€220	235	203
Toro European CLO 4 DAC, Series 1X, Class ER, ABS, 5.3%, 7/15/30 (3 mo. EURIBOR+5.3%)	(k)	EUR CLO	315	322	274
Toro European CLO 6 DAC, Series 6X, Class CR, ABS, 2.5%, 1/12/32 (3 mo. EURIBOR+2.5%)	(k)	EUR CLO	400	428	379
Trinitas Euro CLO II DAC, Series 2A, Class DR, ABS, 4.6%, 4/15/35 (3 mo. EURIBOR+4.6%)	(h) (k)	EUR CLO	250	272	236
Unique Pub Finance Co. Plc, Series A4, 5.7%, 6/30/27	(i)	Real Estate	£1,230	1,849	1,580
Unique Pub Finance Co. Plc, Series N, 6.5%, 3/30/32	(i)	Real Estate	1,036	1,413	1,455
Unique Pub Finance Co. Plc, Series M, 7.4%, 3/28/24	(i)	Real Estate	372	521	463
Venture 44 CLO Ltd., Series 2021-44A, Class D2, ABS, 7.7%, 10/20/34 (3 mo. L+5.0%)	(h) (k)	USD CDO	$630	624	579
Venture CDO Ltd., Series 2016-25A, Class D2, ABS, 6.9%, 4/20/29 (3 mo. L+4.2%)	(h) (k)	USD CDO	135	135	129
Venture XVII CLO Ltd., Series 2014-17A, Class CRR, ABS, 4.4%, 4/15/27 (3 mo. L+1.9%)	(h) (k)	USD CLO	160	155	152
Venture XVII CLO Ltd., Series 2014-17A, Class DRR, ABS, 5.3%, 4/15/27 (3 mo. L+2.8%)	(h) (k)	USD CDO	1,330	1,308	1,230
Venture XXIV CDO Ltd., Series 2016-24A, Class D2, ABS, 6.8%, 10/20/28 (3 mo. L+4.1%)	(h) (k)	USD CDO	530	523	503
Vesey Park CLO DAC, Series 1X, Class B, ABS, 2.3%, 11/16/32 (3 mo. EURIBOR+2.3%)	(k)	EUR CLO	€140	150	130
Vibrant CLO VI Ltd., Series 2017-6A, Class D, ABS, 6.0%, 6/20/29 (3 mo. L+3.9%)	(h) (k)	USD CLO	$250	248	242
Voya Euro CLO IV DAC, Series 4X, Class DR, ABS, 3.1%, 10/15/34 (3 mo. EURIBOR+3.1%)	(k)	EUR CLO	€115	118	99
WhiteHorse X Ltd., Series 2015-10A, Class E, ABS, 8.0%, 4/17/27 (3 mo. L+5.3%)	(h) (k)	USD CLO	$1,375	1,375	1,232
Wind River 2016-1K CLO Ltd., Series 2016-1KRA, Class D2R2, ABS, 7.6%, 10/15/34 (3 mo. L+5.1%)	(h) (k)	USD CLO	915	904	847

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2022

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Z Capital Credit Partners CLO 2019-1 Ltd., Series 2019-1A, Class CR, ABS, 5.6%, 7/16/31 (3 mo. L+2.9%)	(h) (k)	USD CLO	$455	$438	$442
Zais CLO 14 Ltd., Series 2020-14A, Class DR, ABS, 7.0%, 4/15/32 (3 mo. L+4.5%)	(h) (k)	USD CDO	475	475	437
Zais CLO 5 Ltd., Series 2016-2A, Class C, ABS, 7.0%, 10/15/28 (3 mo. L+4.5%)	(h) (k)	USD CLO	510	500	469
Total Collateralized Loan Obligation / Structured Credit				104,084	95,050

Convertible Bonds—2.7%
Coupa Software, Inc., 0.4%, 6/15/26	(i)	Software	919	702	738
Groupon, Inc., 1.1%, 3/15/26	(i)	Internet	7,000	4,897	4,576
Liberty Interactive LLC, 3.8%, 2/15/30	(i)	Media Entertainment	1,162	888	529
Liberty Interactive LLC, 4.0%, 11/15/29	(i)	Media Entertainment	3,707	2,941	1,613
Liberty Latin America Ltd., 2.0%, 7/15/24	(i)	Media Entertainment	6,614	6,577	5,721
Total Convertible Bonds				16,005	13,177

Portfolio Company(a)	Footnotes	Principal Amount(b)	Amortized Cost	Fair Value(c)

Municipal Bonds—1.4%
City of Detroit MI, COPs, 4.8%, 6/15/20	(i) (l) (m)	$236	$178	$217
City of Detroit MI, COPs, 4.9%, 6/15/25	(i) (l) (m)	824	620	759
Puerto Rico Electric Power Authority, 5.0%, 7/1/42	(i) (l) (m)	10	7	8
Puerto Rico Electric Power Authority, 5.1%, 7/1/42	(i) (l) (m)	15	11	12
Puerto Rico Electric Power Authority, 5.3%, 7/1/27	(i) (l) (m)	355	233	291
Puerto Rico Electric Power Authority, 5.4%, 1/1/18	(i) (l) (m)	30	23	24
Puerto Rico Electric Power Authority, 5.4%, 7/1/18	(i) (l) (m)	20	16	16
Puerto Rico Electric Power Authority, 5.4%, 1/1/20	(i) (l) (m)	5	4	4
Puerto Rico Electric Power Authority, 5.5%, 7/1/21	(i) (l) (m)	80	67	66
Puerto Rico Electric Power Authority, 5.5%, 7/1/38	(i) (l) (m)	215	137	177
Puerto Rico Electric Power Authority, 10.0%, 7/1/19	(i) (l) (m)	10	8	9
Puerto Rico Electric Power Authority, 10.0%, 7/1/19	(i) (l) (m)	10	8	9
Puerto Rico Electric Power Authority, Series A, 5.0%, 7/1/29	(l) (m)	440	300	361
Puerto Rico Electric Power Authority, Series A, 6.8%, 7/1/36	(l) (m)	445	330	379
Puerto Rico Electric Power Authority, Series A, 7.0%, 7/1/43	(l) (m)	80	53	68
Puerto Rico Electric Power Authority, Series AAA, 5.3%, 7/1/22	(l) (m)	55	35	45
Puerto Rico Electric Power Authority, Series AAA, 5.3%, 7/1/31	(l) (m)	120	78	98
Puerto Rico Electric Power Authority, Series BBB, 5.4%, 7/1/28	(l) (m)	1,690	1,269	1,284
Puerto Rico Electric Power Authority, Series CCC, 5.0%, 7/1/25	(l) (m)	5	4	4
Puerto Rico Electric Power Authority, Series CCC, 5.0%, 7/1/28	(l) (m)	25	20	21
Puerto Rico Electric Power Authority, Series CCC, 5.3%, 7/1/26	(l) (m)	160	104	131
Puerto Rico Electric Power Authority, Series CCC, 5.3%, 7/1/27	(l) (m)	145	111	119
Puerto Rico Electric Power Authority, Series CCC, 5.3%, 7/1/28	(l) (m)	30	20	25
Puerto Rico Electric Power Authority, Series DDD, 3.8%, 7/1/22	(l) (m)	5	3	4
Puerto Rico Electric Power Authority, Series DDD, 5.0%, 7/1/19	(l) (m)	10	8	8
Puerto Rico Electric Power Authority, Series DDD, 5.0%, 7/1/20	(l) (m)	110	71	90
Puerto Rico Electric Power Authority, Series DDD, 5.0%, 7/1/21	(l) (m)	60	39	49

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2022

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Principal Amount(b)	Amortized Cost	Fair Value(c)
Puerto Rico Electric Power Authority, Series E-1, 10.0%, 1/1/21	(m)	$69	$61	$61
Puerto Rico Electric Power Authority, Series E-2, 10.0%, 7/1/21	(l) (m)	69	61	61
Puerto Rico Electric Power Authority, Series E-3, 10.0%, 1/1/22	(l) (m)	18	16	16
Puerto Rico Electric Power Authority, Series E-4, 10.0%, 7/1/22	(l) (m)	18	16	16
Puerto Rico Electric Power Authority, Series EEE, 6.0%, 7/1/30	(l) (m)	25	16	19
Puerto Rico Electric Power Authority, Series EEE, 6.3%, 7/1/40	(l) (m)	5	3	4
Puerto Rico Electric Power Authority, Series NN, 5.5%, 7/1/20	(i) (l) (m)	30	21	25
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/20	(l) (m)	5	4	4
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/21	(l) (m)	5	3	4
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/23	(i) (l) (m)	25	21	21
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/24	(i) (l) (m)	20	16	16
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/25	(l) (m)	80	68	66
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/27	(l) (m)	35	27	29
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/32	(i) (l) (m)	180	140	148
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/37	(i) (l) (m)	150	121	123
Puerto Rico Electric Power Authority, Series UU, 0.0%, 7/1/17	(k) (l) (m)	15	10	11
Puerto Rico Electric Power Authority, Series UU, 0.0%, 7/1/18	(k) (l) (m)	15	10	11
Puerto Rico Electric Power Authority, Series UU, 0.0%, 7/1/20	(k) (m)	110	84	87
Puerto Rico Electric Power Authority, Series UU, 2.2%, 7/1/25 (3 mo. L+0.7%)	(k) (l) (m)	25	18	19
Puerto Rico Electric Power Authority, Series UU, 2.2%, 7/1/31 (3 mo. L+0.7%)	(k) (l) (m)	110	80	82
Puerto Rico Electric Power Authority, Series VV, 5.5%, 7/1/20	(l) (m)	15	12	12
Puerto Rico Electric Power Authority, Series WW, 5.3%, 7/1/33	(l) (m)	465	373	381
Puerto Rico Electric Power Authority, Series XX, 5.3%, 7/1/35	(l) (m)	15	10	12
Puerto Rico Electric Power Authority, Series XX, 5.3%, 7/1/40	(l) (m)	210	152	172
Puerto Rico Electric Power Authority, Series YY, 6.1%, 7/1/40	(l) (m)	195	122	151
Puerto Rico Electric Power Authority, Series ZZ, 5.0%, 7/1/17	(l) (m)	15	11	12
Puerto Rico Electric Power Authority, Series ZZ, 5.3%, 7/1/19	(l) (m)	10	6	8
Puerto Rico Electric Power Authority, Series ZZ, 5.3%, 7/1/24	(l) (m)	5	4	4
Puerto Rico Electric Power Authority, Series ZZ, 5.3%, 7/1/25	(i) (l) (m)	5	4	4
Puerto Rico Electric Power Authority, Series ZZ, 5.3%, 7/1/26	(i) (l) (m)	375	291	308

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2022

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Principal Amount(b)	Amortized Cost	Fair Value(c)
Puerto Rico Highway & Transportation Auth., Series N, 5.3%, 7/1/39	(l) (m)	$595	$524	$565
Total Municipal Bonds			6,062	6,730

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Emerging Markets Debt—1.4%
Argentine Republic Government International Bond, 0.9%, 7/9/46	(i)	Sovereign	€158	64	33
Argentine Republic Government International Bond, 0.1%, 7/9/30	(i)	Sovereign	1,902	958	408
Argentine Republic Government International Bond, 0.5%, 7/9/30	(i)	Sovereign	$901	453	214
Argentine Republic Government International Bond, 1.5%, 7/9/35	(i)	Sovereign	1,263	515	281
Argentine Republic Government International Bond, 1.5%, 7/9/46		Sovereign	704	329	160
Argentine Republic Government International Bond, 2.8%, 7/9/41	(i)	Sovereign	€27	12	6
Argentine Republic Government International Bond, 3.0%, 1/9/38	(i)	Sovereign	23	11	5
Argentine Republic Government International Bond, 3.9%, 1/9/38	(i)	Sovereign	$183	83	52
Ecuador Social Bond Sarl, 0.0%, 1/30/35	(i) (q)	Sovereign	862	703	669
Petroleos Mexicanos, 6.5%, 1/23/27	(i)	Oil & Gas	1,205	1,206	1,096
Petroleos Mexicanos, 6.5%, 3/13/27	(i)	Oil & Gas	2,629	2,634	2,381
Petroleos Mexicanos, 6.8%, 1/23/30	(i)	Oil & Gas	861	903	734
Provincia de Buenos Aires/Government Bond, 2.0%, 9/1/37	(i)	Provincial	€31	12	8
Provincia de Buenos Aires/Government Bond, 2.5%, 9/1/37	(i)	Provincial	10	4	3
Provincia de Buenos Aires/Government Bond, 2.9%, 9/1/37	(i)	Provincial	252	134	72
Provincia de Buenos Aires/Government Bond, 3.5%, 9/1/37	(i)	Provincial	$1,757	689	501
Provincia de Buenos Aires/Government Bond, 3.5%, 9/1/37	(h) (i)	Provincial	84	32	24
Provincia de Buenos Aires/Government Bond, 3.9%, 9/1/37	(i)	Provincial	911	439	286
Total Emerging Markets Debt				9,181	6,933

Government Bonds—0.6%
U.S. Treasury Bond, 2.4%, 2/15/42	(i)	Sovereign	2,418	2,124	2,125
U.S. Treasury Bond, 3.3%, 5/15/42		Sovereign	701	697	708
Total Government Bonds				2,821	2,833

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)

Preferred Equity—0.4%
Midwest Veterinary Co. LLC 12.0%	(f)	Healthcare-Services	17,650	1,729	1,659
Riverbed Technology, Inc.		Software	4,494	86	25
Verscend Technologies, Inc., 12.3%	(f)	Software	200	194	201
Total Preferred Equity				2,009	1,885

Common Equity—0.8%
Aquadrill, LLC	(m)	Oil & Gas	6,967	199	271
ATD New Holdings, Inc.	(m)	Distribution/Wholesale	1,964	36	142
California Resources Corp.	(i)	Oil & Gas	2,148	29	96

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2022

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
California Resources Corp., Warrants, 10/27/24, Strike $36.00	(m)	Oil & Gas	1,064	$4	$16
Noble Corp.	(m)	Oil & Gas	11,726	159	352
Quorum Health Corp.	(f) (m)	Healthcare-Services	48,950	492	317
Quorum Litigation Trust, Initial Funding	(f) (m)	Healthcare-Services	157,000	—	—
Quorum Litigation Trust, Units	(f) (m)	Healthcare-Services	2,399	2	2
Solocal Group	(m)	Internet	492,144	1,566	498
Superior Energy Equity New 144A	(h) (m)	Oil & Gas	1,228	2	77
Superior Energy Equity New Sec 1145	(m)	Oil & Gas	26,438	676	1,652
UTEX Industries Inc.	(m)	Miscellaneous Manufacturing	8,041	240	551
UTEX Industries Inc., Warrants	(f) (m)	Miscellaneous Manufacturing	2,245	2	29
Valaris, Ltd.	(m)	Oil & Gas	135	2	7
Total Common Equity				3,409	4,010

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(c)

Short-Term Investments—0.5%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class	(r)	1.60%	2,660,709	$2,661	$2,661
Total Short-Term Investments				2,661	2,661
TOTAL INVESTMENTS—114.8%				$599,207	562,209
LIABILITIES IN EXCESS OF OTHER ASSETS—(14.8%)(s)					(72,568)
NET ASSETS—100.0%					$489,641

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2022

(in thousands, except share amounts)

Shares outstanding at period end (Class A)	827,353

Net asset value per common share at period end (Class A)	$11.87

Shares outstanding at period end (Class I)	25,175,601

Net asset value per common share at period end (Class I)	$11.91

Shares outstanding at period end (Class T)	247,164

Net asset value per common share at period end (Class T)	$11.90

Shares outstanding at period end (Class U)	12,256,036

Net asset value per common share at period end (Class U)	$11.85

Shares outstanding at period end (Class U-2)	2,666,798

Net asset value per common share at period end (Class U-2)	$11.94

See notes to unaudited schedule of investments.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2022

(in thousands, except share amounts)

Reverse Repurchase Agreements—(1.4)%

Security Description	Principal Value(c)	Principal Value Including Accrued Interest
Agreement dated 6/27/22 with Royal Bank of Canada, 2.6473%, to be repurchased 9/27/22 for $(2,370), collateralized by NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.125% due 4/1/26 and $(2,431), collateralized by Coty, Inc., 6.5% due 4/15/26 and $(2,394), collateralized by BellRing Brands, Inc., 7.0% due 3/15/30; (value—$(7,158))	$(5,432)	$(5,444)
Agreement dated 7/29/22 with BNP Paribas, 1.74%, to be repurchased 11/2/22 for $(1,301), collateralized by Advantage Sales & Marketing, Inc., 6.5% due 11/15/28 and $(796), collateralized by CSC Holdings LLC, 6.5% due 2/1/29; (value—$(1,958))	(1,674)	(1,674)
Total Reverse Repurchase Agreements	(7,106)	(7,118)

Investments Sold Short—(0.8)%

Portfolio Company(a)	Industry	Principal Amount(b)	Proceeds	Fair Value(c)
Government Bonds Sold Short—(0.8)%
Bundesrepublik Deutschland Bundesanleihe, 0.3%, 2/15/2027	Sovereign	€(925)	$(1,081)	$(939)
U.S. Treasury Bond, 2.3%, 2/15/2052	Sovereign	$(3,320)	(2,767)	(2,837)
Total Government Bonds Sold Short			(3,848)	(3,776)
Total Investments Sold Short			$(3,848)	$(3,776)

Forward Foreign Currency Exchange Contracts

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
BNP Paribas	12/21/22	EUR	1,141	USD	1,170	$9	$—
BNP Paribas	12/21/22	EUR	1,435	USD	1,525	—	43
BNP Paribas	12/21/22	USD	1,792	EUR	1,679	58	—
BNP Paribas	12/21/22	USD	1,376	EUR	1,286	47	—
BNP Paribas	12/21/22	USD	1,231	EUR	1,137	56	—
BNP Paribas	12/21/22	USD	339	EUR	313	15	—
BNP Paribas	12/21/22	USD	1,663	EUR	1,537	76	—
JPMorgan Chase Bank, N.A.	12/21/22	EUR	1,395	USD	1,513	—	72
JPMorgan Chase Bank, N.A.	12/21/22	USD	46	CAD	58	1	—
JPMorgan Chase Bank, N.A.	12/21/22	USD	892	EUR	866	—	3
JPMorgan Chase Bank, N.A.	12/21/22	USD	3,002	EUR	2,773	137	—
JPMorgan Chase Bank, N.A.	12/21/22	USD	2,576	EUR	2,380	118	—
JPMorgan Chase Bank, N.A.	12/21/22	USD	3,149	EUR	2,909	144	—
JPMorgan Chase Bank, N.A.	12/21/22	USD	110	GBP	87	3	—
JPMorgan Chase Bank, N.A.	12/21/22	USD	520	GBP	412	16	—
JPMorgan Chase Bank, N.A.	12/21/22	USD	780	GBP	618	24	—
State Street Bank and Trust Company	12/21/22	EUR	814	USD	860	—	19
State Street Bank and Trust Company	12/21/22	GBP	146	USD	178	—	—
State Street Bank and Trust Company	12/21/22	GBP	353	USD	431	1	—
State Street Bank and Trust Company	12/21/22	GBP	329	USD	402	1	—
State Street Bank and Trust Company	12/21/22	GBP	91	USD	111	1	—
State Street Bank and Trust Company	12/21/22	USD	758	CHF	723	—	11
State Street Bank and Trust Company	12/21/22	USD	798	EUR	784	—	11
State Street Bank and Trust Company	12/21/22	USD	4,170	EUR	3,928	113	—
State Street Bank and Trust Company	12/21/22	USD	4,957	EUR	4,583	223	—
State Street Bank and Trust Company	12/21/22	USD	1,499	EUR	1,386	67	—
State Street Bank and Trust Company	12/21/22	USD	3,549	EUR	3,281	159	—
State Street Bank and Trust Company	12/21/22	USD	4,650	GBP	3,705	121	—
State Street Bank and Trust Company	12/21/22	USD	1,379	GBP	1,099	36	—
Total Forward Foreign Currency Exchange Contracts						$1,426	$159

See notes to unaudited schedule of investments.

FS Credit Income Fund
Unaudited Schedule of Investments (continued)
As of July 31, 2022
(in thousands, except share amounts)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury 10-Year Ultra Bond	36	Short	9/21/22	4,598	$—	$127
Total Short Futures					$—	$127

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	1.32%	12 Month ESTRON	EUR 160	10/28/29	Annually	$(1)	$—	$1
Goldman Sachs International(f)	1.36%	12 Month ESTRON	EUR 992	11/3/29	Annually	(9)	—	9
Goldman Sachs International	1.50%	12 Month ESTRON	EUR 556	10/11/32	Annually	(5)	—	5
Goldman Sachs International	1.90%	SOFR	USD 289	4/28/52	Annually	3	3	—
Goldman Sachs International	2.02%	SONIA	GBP 1,694	4/8/27	Annually	41	41	—
Goldman Sachs International	2.03%	SOFR	USD 121	4/21/52	Annually	—	—	—
Goldman Sachs International	2.10%	12 Month ESTRON	EUR 62	11/3/29	Annually	(4)	—	4
Goldman Sachs International	2.10%	SONIA	GBP 4,072	4/8/24	Annually	36	36	—
Goldman Sachs International	2.13%	SOFR	USD 651	6/9/52	Annually	(1)	—	1
Goldman Sachs International	2.35%	12 Month SOFR	USD 47	10/18/52	Annually	1	1	—
Goldman Sachs International	2.35%	1 Month SOFR	USD 41	10/18/52	Annually	1	1	—
Goldman Sachs International	2.41%	12 Month SOFR	USD 494	5/18/24	Annually	3	3	—
Goldman Sachs International	2.41%	1 Month SOFR	USD 441	5/18/24	Annually	3	3	—
Goldman Sachs International	2.53%	12 Month SOFR	USD 151	10/18/29	Annually	(1)	—	1
Goldman Sachs International	2.53%	1 Month SOFR	USD 135	10/18/29	Annually	(1)	—	1
Goldman Sachs International	2.55%	12 Month SOFR	USD 188	10/18/27	Annually	(1)	—	1
Goldman Sachs International	2.55%	1 Month SOFR	USD 210	10/18/27	Annually	(1)	—	1
Goldman Sachs International	2.66%	12 Month SOFR	USD 754	10/28/29	Annually	(13)	—	13
JPMorgan Chase Bank, N.A.	0.57%	12 Month ESTRON	EUR 3,812	4/13/24	Annually	3	3	—
JPMorgan Chase Bank, N.A.	1.01%	12 Month ESTRON	EUR 1,582	4/13/27	Annually	(8)	—	8
JPMorgan Chase Bank, N.A.	1.69%	12 Month ESTRON	EUR 645	11/3/29	Annually	(20)	—	20
Merrill Lynch	2.05%	SOFR	USD 320	7/15/52	Annually	1	1	—
Merrill Lynch	2.12%	SOFR	USD 919	7/1/52	Annually	(1)	—	1
Morgan Stanley & Co. LLC	1.64%	3 Month SOFR	USD 4,853	8/8/27	Annually	182	182	—
Morgan Stanley & Co. LLC	2.04%	SOFR	USD 624	6/16/52	Annually	2	2	—
Morgan Stanley & Co. LLC	2.07%	12 Month SOFR	USD 624	6/3/52	Annually	1	1	—
Morgan Stanley & Co. LLC	2.23%	12 Month SOFR	USD 4,469	8/8/27	Annually	44	44	—
Morgan Stanley & Co. LLC	2.74%	SOFR	USD 35,263	9/6/27	Annually	(507)	—	507

See notes to unaudited schedule of investments.

FS Credit Income Fund
Unaudited Schedule of Investments (continued)
As of July 31, 2022
(in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. LLC	2.76%	SOFR	USD 5,181	9/7/27	Annually	$(79)	$—	$79
Total Interest Rate Swaps						$(331)	$321	$652

Cross-Currency Swaps

Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered	Notional Amount of Currency Received	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.1435%)	3 Month LIBOR	EUR 1,977	USD 2,249	12/3/23	Quarterly	$231	$231	$—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.0775%)	3 Month LIBOR	EUR 1,472	USD 1,740	10/26/22	Quarterly	236	236	—
JPMorgan Chase Bank, N.A.	3 Month GBP SONIA plus a spread of 0.1293%	3 Month LIBOR	GBP 1,658	USD 2,167	10/29/22	Quarterly	148	148	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.092625%)	3 Month LIBOR	EUR 8,280	USD 10,075	1/13/23	Quarterly	1,619	1,619	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.07%)	3 Month LIBOR	EUR 1,561	USD 1,842	11/16/22	Quarterly	253	253	—
JPMorgan Chase Bank, N.A.	3 Month SONIA plus a spread of 0.1018%	3 Month LIBOR	GBP 2,228	USD 2,823	3/12/23	Quarterly	374	374	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.085%)	3 Month LIBOR	EUR 1,744	USD 2,077	3/23/23	Quarterly	297	297	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.0677%)	3 Month LIBOR	EUR 4,618	USD 5,472	7/23/23	Quarterly	755	755	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.075%)	3 Month LIBOR	EUR 1,199	USD 1,407	8/13/23	Quarterly	184	184	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.072%)	3 Month LIBOR	EUR 5,365	USD 6,062	12/15/23	Quarterly	572	572	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.0925%)	3 Month LIBOR	EUR 4,475	USD 5,183	11/5/23	Quarterly	639	639	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.195%)	3 Month LIBOR	EUR 794	USD 914	10/5/23	Quarterly	104	104	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.2335%)	3 Month LIBOR	EUR 464	USD 541	6/1/23	Quarterly	68	68	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.16375%)	3 Month LIBOR	EUR 4,212	USD 4,909	7/20/23	Quarterly	608	608	—

See notes to unaudited schedule of investments.

FS Credit Income Fund
Unaudited Schedule of Investments (continued)
As of July 31, 2022
(in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered	Notional Amount of Currency Received	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.19%)	3 Month LIBOR	EUR 720	USD 818	8/20/23	Quarterly	$85	$85	$—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.33375%)	3 Month LIBOR	EUR 347	USD 418	1/16/23	Quarterly	64	64	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.33375%)	3 Month LIBOR	EUR 1,209	USD 1,455	1/16/23	Quarterly	222	222	—
Total Cross-Currency Swaps							$6,459	$6,459	$—

Total Return Debt Swaps(f)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Texas Department of Housing and Community Affairs Multifamily Housing Revenue Bonds (Santora Villas Apartments, 5.80%, 5/1/2047), Series 2007	USD 619	6/1/23	Monthly	$5	$5	$—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Artisan at Salado Heights, 5.80%, 5/1/2050), Series 2006	USD 700	6/1/23	Monthly	(2)	—	2
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	City of Los Angeles Multifamily Housing Revenue Bonds (Windward Preservation Apartments, 5.85%, 10/1/2044), Series 2006C	USD 403	6/1/23	Monthly	(3)	—	3

See notes to unaudited schedule of investments.

FS Credit Income Fund
Unaudited Schedule of Investments (continued)
As of July 31, 2022
(in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (Parkview Senior Apartments Project, 5.75%, 2/1/2049), Series 2005UFinance Corporation	USD 178	9/1/22	Monthly	$(5)	$—	$5
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	Sacramento Housing Authority Multifamily Revenue Bonds (Willow Glen Apartments, 5.75%, 4/1/2056), Series 2007F	USD 247	6/1/23	Monthly	(6)	—	6
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (La Mission Village Apartments Project, 5.75%, 5/1/2049), Series 2006Q	USD 223	6/1/23	Monthly	(9)	—	9
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Louisiana Housing Finance Agency Multifamily Housing Revenue Bonds (The Crossings Apartments, 6.15%, 5/1/2048) Series 2006	USD 374	6/1/23	Monthly	(9)	—	9

See notes to unaudited schedule of investments.

FS Credit Income Fund
Unaudited Schedule of Investments (continued)
As of July 31, 2022
(in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	District of Columbia Housing Finance Agency Multifamily Housing Revenue Bonds (Carver Apartments Project, 5.88%, 10/1/2049), Series 2006	USD 369	6/1/23	Monthly	$(10)	$—	$10
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (Rose of Sharon Senior Homes, 5.85%, 3/1/2045) Series 2006PP	USD 273	6/1/23	Monthly	(13)	—	13
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Massachusetts Development Finance Agency Housing Revenue Bonds (East Canton Apartments Project, 5.90%, 5/1/2055) Series 2006A	USD 587	6/1/23	Monthly	(24)	—	24
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Costa Miranda Apartments Project, 6.10%, 10/1/2050), Series 2006	USD 601	6/1/23	Monthly	(24)	—	24
Total Total Return Debt Swaps						$(100)	$5	$105

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Denominated in U.S. dollars unless otherwise noted.

(c)	Fair value is determined by the board of trustees of FS Credit Income Fund (the “Fund”). For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent audited financial statements.

(d)	Certain variable rate securities in the Fund's portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of July 31, 2022, the one-month, three-month and six-month London Interbank Offered Rate ("LIBOR" or "L") was 2.36%, 2.79% and 3.33%, the one-month, three-month and six-month Euro Interbank Offered Rate ("EURIBOR" or "E") was (0.07)%, 0.23% and 0.65%, the three-month GBP London Interbank Offered Rate ("GBP LIBOR") was 1.94%, the Swiss Average Rate Overnight ("SARON") was (0.19)%, the SIFMA Municipal Swap Index was 1.33%, the Sterling Overnight Index Average ("SONIA") was 1.19%, the one-month, three-month and six-month Secured Overnight Financing Rate ("SOFR" or "S") was 2.27%, 2.54% and 2.87% and the Euro Short-Term Rate Volume Weighted Trimmed Mean Rate (“ESTRON”) was (0.09)%.

See notes to unaudited schedule of investments.

FS Credit Income Fund
Unaudited Schedule of Investments (continued)
As of July 31, 2022
(in thousands, except share amounts)

(e)	Position or portion thereof unsettled as of July 31, 2022.

(f)	Security is classified as Level 3 in the Fund’s fair value hierarchy (See Notes to Unaudited Schedule of Investments).

(g)	Security is an unfunded commitment. The stated rate reflects the spread disclosed at the time of commitment and may not indicate the actual rate received upon funding.

(h)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $298,348, which represents approximately 60.9% of net assets as of July 31, 2022.

(i)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. ("BNP"). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with BNP. As of July 31, 2022, there were no securities rehypothecated by BNP.

(j)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the reverse repurchase agreement.

(k)	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(l)	Security is in default.

(m)	Security is non-income producing.

(n)	The security has a perpetual maturity; the date displayed is the next call date.

(o)	Issuer of the security is an affiliate of the Fund’s investment sub-adviser, GoldenTree Sub-Advisor.

(p)	Security is reflected in shares.

(q)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(r)	Rate represents the seven-day yield as of July 31, 2022. The Morgan Stanley Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

(s)	Includes the effect of investments sold short, forward foreign currency exchange contracts, futures contracts, swap contracts and reverse repurchase agreements payable.

CAD	- Canadian Dollar

CDO	- Collateralized Debt Obligation

CHF	- Swiss Franc

COPs	- Certificates of Participation

EUR	- Euro

FRN	- Floating Rate Note

GBP	- British Pound

PIK	- Payment In Kind

USD	- U.S. Dollar

£	- British Pound

€	- Euro

$	- U.S. Dollar

See notes to unaudited schedule of investments.

FS Credit Income Fund

Notes to Unaudited Schedule of Investments

As of July 31, 2022

(in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited financial statements contained in its annual report for the fiscal year ended October 31, 2021.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of July 31, 2022:

	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$96,321	$91,802	16%
Senior Secured Loans—Second Lien	7,972	7,508	1%
Senior Secured Bonds	96,926	92,679	17%
Unsecured Bonds	251,756	236,941	42%
Collateralized Loan Obligation (CLO) / Structured Credit	104,084	95,050	17%
Convertible Bonds	16,005	13,177	2%
Municipal Bonds	6,062	6,730	1%
Emerging Markets Debt	9,181	6,933	1%
Government Bonds	2,821	2,833	1%
Preferred Equity	2,009	1,885	0%
Common Equity	3,409	4,010	1%
Short-Term Investments	2,661	2,661	1%
Total	$599,207	$562,209	100%

(1) Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

As of July 31, 2022, the Fund did not “control” any of its portfolio companies and was not an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

The Fund’s investment portfolio may contain loans and other unfunded arrangements that are in the form of lines of credit or revolving credit facilities, or other investments, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying agreements. As of July 31, 2022, the Fund had unfunded commitments of $1,719. The Fund maintains sufficient cash on hand, available borrowings and liquid securities to fund any unfunded commitments should the need arise.

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of July 31, 2022:

Industry Classification	Fair Value	Percentage of Portfolio
USD CLO	$58,047	10%
Oil & Gas	53,034	9%
Media Entertainment	48,549	9%
Retail	38,752	7%
Healthcare-Services	24,953	4%
Telecommunications	23,152	4%
Leisure Time	23,046	4%
Internet	21,720	4%
Chemicals	21,437	4%
EUR CLO	19,341	3%
Pharmaceuticals	18,290	3%
Diversified Financial Services	18,043	3%
Electric	15,628	3%
Lodging	12,920	2%
Entertainment	8,889	2%
Advertising	8,625	2%
Other	147,783	27%
Total	$562,209	100%

FS Credit Income Fund

Notes to Unaudited Schedule of Investments (continued)

As of July 31, 2022

(in thousands)

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances.

The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of July 31, 2022, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$78,147	$13,655	$91,802
Senior Secured Loans—Second Lien	—	5,848	1,660	7,508
Senior Secured Bonds	—	92,679	—	92,679
Unsecured Bonds	—	236,116	825	236,941
Collateralized Loan Obligation (CLO) / Structured Credit	—	91,750	3,300	95,050
Convertible Bonds	—	13,177	—	13,177
Municipal Bonds	—	6,730	—	6,730
Emerging Markets Debt	—	6,933	—	6,933
Government Bonds	—	2,833	—	2,833
Preferred Equity	—	25	1,860	1,885
Common Equity	1,917	1,745	348	4,010
Short-Term Investments	—	2,661	—	2,661
Total Investments	1,917	538,644	21,648	562,209
Forward Foreign Currency Exchange Contracts	—	1,426	—	1,426
Interest Rate Swaps	—	321	—	321
Cross-Currency Swaps	—	6,459	—	6,459
Total Return Debt Swaps	—	—	5	5
Total Assets	$1,917	$546,850	$21,653	$570,420

Liability Description
Reverse Repurchase Agreements	$—	$(7,106)	$—	$(7,106)
Government Bonds Sold Short	—	(3,776)	—	(3,776)
Forward Foreign Currency Exchange Contracts	—	(159)	—	(159)
Short Futures	(127)	—	—	(127)
Interest Rate Swaps	—	(643)	(9)	(652)
Total Return Debt Swaps	—	—	(105)	(105)
Total Liabilities	$(127)	$(11,684)	$(114)	$(11,925)

FS Credit Income Fund

Notes to Unaudited Schedule of Investments (continued)

As of July 31, 2022

(in thousands)

The following is a reconciliation for the nine months ended July 31, 2022 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Senior Secured Loans— First Lien	Senior Secured Loans— Second Lien	Unsecured Bonds	Collateralized Loan Obligation (CLO)/ Structured Credit	Preferred Equity	Common Equity	Total
Fair value at beginning of period	$—	$—	$835	$6,047	$209	$512	$7,603
Accretion of discount (amortization of premium)	10	1	—	(1)	—	—	10
Realized gain (loss)	—	—	—	(54)	—	—	(54)
Net change in unrealized appreciation (depreciation)	(265)	(1)	(10)	(360)	(79)	(164)	(879)
Purchases	12,797	1,660	—	286	1,730	—	16,473
Sales	(293)	—	—	(3,677)	—	—	(3,970)
Net transfers into Level 3(1)	1,406	—	—	1,059	—	—	2,465
Net transfers out of Level 3(1)	—	—	—	—	—	—	—
Fair value at end of period	$13,655	$1,660	$825	$3,300	$1,860	$348	$21,648
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$(265)	$(1)	$(10)	$(410)	$(78)	$(164)	$(928)

(1)	Transfers into or out of Level 3 were deemed to have occurred as a result of, among other factors, changes in liquidity, the depth and consistency of prices from third-party pricing services and the existence of observable trades in the market.

The following is a reconciliation for the nine months ended July 31, 2022 of the interest rate swaps and total return debt swaps for which significant unobservable inputs (Level 3) were used in determining fair value:

	Interest Rate Swaps	Total Return Debt Swaps
Fair value at beginning of period	$—	$(39)
Accretion of discount (amortization of premium)	—	—
Realized gain (loss)	—	122
Net change in unrealized appreciation (depreciation)	(9)	(61)
Sales and repayments	—	(122)
Net transfers in or out of Level 3	—	—
Fair value at end of period	$(9)	$(100)

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$(9)	$(61)